                                                          [LOGO]





         Annual Report

         MONEY MARKET FUNDS




                                              MARCH 31, 2000



                            [GRAPHIC]








                                           CALIFORNIA TAX-FREE MONEY MARKET FUND
                                           GOVERNMENT MONEY MARKET FUND
                                           MONEY MARKET FUND
                                           NATIONAL TAX-FREE MONEY MARKET FUND
                                           100% TREASURY MONEY MARKET FUND
                                           TREASURY PLUS MONEY MARKET FUND

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
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PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND........................................2

  GOVERNMENT MONEY MARKET FUND.................................................4

  MONEY MARKET FUND............................................................6

  NATIONAL TAX-FREE MONEY MARKET FUND..........................................8

  100% TREASURY MONEY MARKET FUND.............................................10

  TREASURY PLUS MONEY MARKET FUND.............................................12

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND.......................................14

  GOVERNMENT MONEY MARKET FUND................................................21

  MONEY MARKET FUND...........................................................24

  NATIONAL TAX-FREE MONEY MARKET FUND.........................................30

  100% TREASURY MONEY MARKET FUND.............................................38

  TREASURY PLUS MONEY MARKET FUND.............................................39

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................40

  STATEMENT OF OPERATIONS.....................................................42

  STATEMENTS OF CHANGES IN NET ASSETS.........................................44

  FINANCIAL HIGHLIGHTS........................................................50

NOTES TO FINANCIAL HIGHLIGHTS.................................................52
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NOTES TO FINANCIAL STATEMENTS.................................................53
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INDEPENDENT AUDITORS' REPORT..................................................59
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TAX INFORMATION...............................................................60
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LIST OF ABBREVIATIONS.........................................................61
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the past year was unpredictable. It was a period characterized by rapidly shifting markets and unprecedented volatility.
   During the 12-month period ended March 31, 2000, blue chip stocks soared to a record high, only to surrender their gains following a series of interest rate hikes that sent the Dow Jones Industrial Average (the "Dow") into a tailspin. After a March rally, the Dow recovered most of its losses, yet still remained down for the year.
   In contrast, the Nasdaq Composite Index shattered the 5,000 barrier led by the turbocharged performance of technology stocks -- particularly genetics, semiconductor and communications stocks. Technology reigned for several months, while all other sectors scrambled for attention. That changed when the technology bubble burst in late March, sparking a sell-off that pounded speculative issues and left many investors concerned about the viability of many "New Economy" stocks.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Concerned about the potential for a run-up in inflation, the Federal Reserve Board (the "Fed") chose to raise interest rates five times over the fiscal year, with each hike coming in 0.25% increments. Rising interest rates have helped the Fund's investors capture additional yields on the short-term securities within each portfolio. And, because we believe that the Fed may be planning additional rate increases in coming months, our fund managers presently intend to keep the average maturity of their portfolios relatively short to take advantage of higher yields.
   At the same time, our money market funds, which maintained their $1 per share price throughout the period, continued to provide investors with a safe, stable and convenient place to hold cash while evaluating other potential investment opportunities.

INVESTING IN AN UPSIDE-DOWN MARKET
--------------------------------------------------------------------------------
   With dramatic market fluctuations becoming standard events, many investors are justifiably worried about the market's outlook. So what should you do amid uncertainty? The first thing to remember is to think long term. Over time, the market will regain its balance.
   More importantly, investors should stick with a clearly defined strategy of buying and holding a diversified portfolio of stocks, bonds and cash. If you adhere to your long-term strategy, you won't be as vulnerable to a downturn in one sector. Chances are that your overall returns will be more steady over time as well. The fact is, diversification is an effective strategy that investors can use to their advantage in virtually any market environment.
   In closing, thank you for investing with Wells Fargo Funds. With 61 mutual funds and more than $61 billion in mutual fund assets (as of February 29, 2000), we offer a complete array of mutual funds designed to meet most any investor need -- in any market environment.

  Sincerely,

    /s/ Michael J. Hogan                        /s/ W. Rodney Hughes
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo California Tax-Free Money Market Fund (the "Fund") seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar denominated money market instruments, primarily municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Kevin Shaughnessy

INCEPTION DATE
  01/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund Class A shares underperformed the Fund's benchmark, the 90-Day Treasury Bill(1), for the fiscal year ended March 31, 2000, with a return of 2.51%(2) versus 5.27% for the benchmark.
   During the period, the Federal Reserve Board (the "Fed") maintained its monetary tightening policy by raising interest rates five times in increments of 0.25%. Given the short-term nature of the Fund, as items matured within the Fund they were reinvested at higher yields. In addition to shorter maturing items, the Fund held roughly 55% of its position in floating rate notes late in the period. These positions also helped performance, while longer-dated, fixed-rate notes hurt performance.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fed is expected to continue to tighten monetary policy in an effort to cool economic growth. Given its large position in floating rate notes, the Fund has the potential to benefit from interest rate increases. The volatility in the stock and bond markets may also affect the Fund by creating cash inflows during market sell-offs causing the Fund's yields to fall, and outflows during market rallies causing the Fund's yield to rise.
   The early part of the second quarter of each year is usually characterized by higher interest rates driven by large cash outflows from money market funds used to pay income taxes. This presents an opportunity to increase exposure to longer-maturity, fixed-rate notes for the Fund at attractive yields. With the Fund's large position in floating rate notes, it is positioned to potentially do well in a rising interest rate environment.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                              6-Month            1-Year            5-Year           Since Inception
CLASS A                                         1.29              2.51              2.75                  2.61

LIPPER CALIFORNIA TAX-EXEMPT
  MONEY MARKET FUNDS AVERAGE(3)                 1.30              2.54              2.85

90-DAY TREASURY BILL                            2.82              5.27              5.17

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  2.68%

7-DAY COMPOUND YIELD                 2.71%

30-DAY SIMPLE YIELD                  2.65%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            44 DAYS

NUMBER OF HOLDINGS                     271

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Bonds                     23%

Floating/Variable Rate Bonds AMT     6%

Floating/Variable Rate Bonds        71%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    60%

90-179 days  22%

1-2 days      7%

180+ days     5%

30-59 days    4%

15-29 days    1%

60-89 days    1%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(3) Source: Lipper Analytical Services, Inc. The Lipper California Tax-Exempt Money Market Funds Average is an average of funds that invest in municipal obligations with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Government Money Market Fund (the "Fund") seeks to provide high current income consistent with preservation of capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  11/16/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares underperformed the Fund's benchmark, the 90-Day Treasury Bill(1), for the fiscal year ending March 31, 2000, with a return of 4.69%(2) versus 5.27% for the benchmark. The performance of the Fund's
  Class A shares currently ranks 55(th) percentile out of 125 similar funds within the Lipper U.S. Government Money Market Funds Average(3).
   Over the past year, rising interest rates had a significant effect on the Fund's performance. During the period, the Federal Reserve Board initiated a series of five separate 0.25% increases designed to cool the nation's fast-growing economy and offset inflationary pressures. Since the Fund invests approximately 30% of its assets in short-term repurchase agreements, it was able to capture incremental increases in interest rates over time to boost investor returns. At the same time, the Fund's management team maintained its exposure to floating rate securities to benefit from higher yields on these securities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With more interest rate hikes forecast throughout the year, the Fund's management team will continue to employ a "barbell portfolio strategy," investing in short-term securities to mitigate against further rate hikes, and purchasing longer-term, higher-yielding securities when attractive opportunities arise. And in a financial marketplace characterized by rising interest rates, the Fund should continue to perform well against its peer group due to its current asset allocation strategy.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                                  6-Month        1-Year        5-Year       10-Year
CLASS A                                                             2.48          4.69          4.84          4.61

LIPPER U.S. GOVERNMENT MONEY MARKET FUNDS AVERAGE                   2.48          4.70          4.90          4.64

90-DAY TREASURY BILL INDEX                                          2.82          5.27          5.17          4.96

FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  5.28%

7-DAY COMPOUND YIELD                 5.42%

30-DAY SIMPLE YIELD                  5.16%

30-DAY COMPOUND YIELD                5.28%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            53 DAYS

NUMBER OF HOLDINGS                     59

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FHLMC                  29%

Repurchase Agreements  29%

FNMA                   24%

FHLB                   15%

Commercial Paper        2%

SLMA                    1%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    45%

30-59 days   23%

90-179 days   9%

180+ days     8%

60-89 days    8%

15-29 days    7%

--------------------------------------------------------------------------------

    Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
    Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly single class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(3) Source: Lipper Analytical Services, Inc. The Lipper U.S. Government Money Market Funds average is an average of funds which invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities, with dollar weighted average maturities of less than 90 days. The total return of the Lipper average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Money Market Fund (the "Fund") seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Michael Neitzke

INCEPTION DATE
  10/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares underperformed against the Fund's benchmark, the 90-Day Treasury Bill(1), for the year ending March 31, 2000, with a return of 4.84%(2) versus 5.27% for the benchmark.
   Rising interest rates fueled the Fund's performance. During the past year the Federal Reserve Board raised short-term interest rates five times -- with each rate increase coming in 0.25% increments -- to offset inflationary pressures and curb the nation's fast-growing economy. Over the year, the Federal Funds Rate, the most sensitive indicator of the direction of interest rates, increased from 4.75% to 6%.
   The series of rate hikes also sent yields on short-term securities higher, which created opportunities to add yields to the portfolio. And as rates rose, the Fund's management team also selectively invested in longer-term securities to capture increasingly higher yields. They achieved these favorable results while maintaining a core position among securities that mature within a one- to three-month range.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With additional rate increases forecast during the year, the Fund's management team will continue to take advantage of higher-yielding, short-term securities and purchase longer-term securities that offer attractive values. However, the Fund is consistently managed to maintain a stable asset value of $1 per share given any level of volatility.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                            6-Month      1-Year      5-Year     Since Inception
CLASS A                                                       2.55        4.84         4.92           4.38

LIPPER MONEY MARKET FUNDS AVERAGE(3)                          2.50        4.72         4.93

90-DAY TREASURY BILL                                          2.82        5.27         5.17

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD              5.82%

7-DAY COMPOUND YIELD             5.99%

30-DAY SIMPLE YIELD              5.38%

30-DAY COMPOUND YIELD            5.51%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            70 DAYS

NUMBER OF HOLDINGS                     216

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper              62%

Fixed-Rate Notes              12%

Floating/Variable Rate Bonds  11%

Certificates of Deposits       8%

Repurchase Agreements          6%

Time Deposits                  1%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    32%

15-29 days   19%

30-59 days   24%

60-89 days    3%

90-179 days   8%

180+ days    14%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Class A shares of the Wells Fargo Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(3) Source: Lipper Analytical Services, Inc. The Lipper Money Market Funds average is an average of funds that invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Tax-Free Money Market Fund (the "Fund") seeks to provide investors with high current income exempt from federal income taxes consistent with preservation of capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  01/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares slightly outperformed the Fund's peer group, the Lipper Tax-Exempt Money Market Funds Average(1), for the fiscal year ended March 31, 2000, with a return of 2.84%(2) compared to 2.83% for the Lipper average.
   Fixed-income securities of shorter maturities experienced rising yields throughout most of the 12-month period as the Federal Reserve Board raised interest rates five times -- with each rate increase coming in 0.25% increments -- in an attempt to slow the booming economy. The Fund's managers looked for opportunities to increase average yield in the Fund by buying nine- to 12-month securities when those securities were attractive relative to other maturity sectors. Because of this strategy, the Fund had a longer average maturity than most its peers during the quarter, and the Fund benefited from that strategy.
   Cash flow was volatile, especially late in the period, as shareholders prepared to pay taxes. The Fund increased liquidity in anticipation of such cash outflows, which translated into lower yields. More than 70% of the Fund was positioned in variable rate demand notes during the quarter. A dramatic rise in these short rates would likely enhance the yield in the Fund. If the short rates were to precipitously fall, the Fund's yield would decline.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Additional rate increases are forecast for the remainder of the year. The Fund is consistently managed to maintain a stable asset value of $1 per share given any level of volatility.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                    6-Month            1-Year            5-Year           10-Year
CLASS A                                               1.48              2.84              3.07              3.14

LIPPER TAX-EXEMPT MONEY MARKET FUNDS AVERAGE          1.50              2.83              3.00              3.10

90-DAY TREASURY BILL(3)                               2.82              5.27              5.17              4.96

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  3.24%

7-DAY COMPOUND YIELD                 3.29%

30-DAY SIMPLE YIELD                  3.16%

30-DAY COMPOUND YIELD                3.21%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            42 DAYS

NUMBER OF HOLDINGS                     165

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes                       74%

Municipal Commercial Paper                    9%

Municipal "PUT" Bonds                         9%

Municipal Notes                               7%

Bond Anticipatory Notes                       1%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    79%

30-59 days    4%

90-179 days   7%

180+ days    10%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Source: Lipper Analytical Services, Inc. The Lipper Tax-Exempt Money Market Funds average is an average of funds that invest in municipal obligations with dollar-weighted average maturies of less than 90 days. You cannot invest directly in a Lipper average.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A (formerly Investor Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(3) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo 100% Treasury Money Market Fund (the "Fund") seeks stability of principal and current income that is exempt from most state and local personal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  12/03/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares underperformed the Fund's benchmark, the 90-Day Treasury Bill(1), for the year ending March 31, 2000, with a return of 4.47%(2) versus 5.27% for the benchmark. However, the Fund's Class A shares slightly outperformed the Lipper U.S. Treasury Money Market Funds Average(3) for the period. The Lipper average returned 4.45%.
   Changing interest rates created attractive opportunities for the Fund's management team to capture higher yields on Treasury securities. During the past year, the Federal Reserve Board implemented a series of interest rate hikes designed to cool the nation's economy and offset mounting inflationary pressures. During this period, the Federal Funds Rate, the most sensitive indicator of the direction of interest rates, increased from 4.75% to 6%.
   Since the Fund invests approximately 25% of its assets in daily investments, the management team capitalized on incremental increases in interest rates to secure higher yields -- and to outperform funds with similar investment objectives.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With additional rate increases forecast during the year, the management team will continue to implement its "barbell" investment strategy. This strategy entails purchasing short-term securities to mitigate against further rate hikes, while investing in certain longer-term -- and higher yielding -- securities when opportunities arise.
   Also, the Fund's flexible investment policy enables it to increase its interest rate sensitivity through short-term daily investments and simultaneous buy/sell transactions. All in all, the Fund is well positioned to outperform its peers amid an environment characterized by rising interest rates.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                               6-Month        1-Year        5-Year       Since Inception
CLASS A                                                          2.36          4.47          4.66              4.28

LIPPER U.S. TREASURY MONEY MARKET FUNDS AVERAGE                  2.34          4.45          4.74

90-DAY U.S. TREASURY BILL                                        2.82          5.27          5.17

FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  5.15%

7-DAY COMPOUND YIELD                 5.29%

30-DAY SIMPLE YIELD                  5.05%

30-DAY COMPOUND YIELD                5.17%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            51 DAYS

NUMBER OF HOLDINGS                     14

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bills  62%

U.S. Treasury Notes  38%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

15-29 days   53%

30-59 days   32%

90-179 days  13%

180+ days     2%

--------------------------------------------------------------------------------

    Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
    Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(3) Source: Lipper Analytical Services, Inc. The Lipper U.S. Treasury Money Market Funds average is an average of funds that invest principally in U.S. Treasury obligations with dollar weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Treasury Plus Money Market Fund (the "Fund") seeks to provide investors with current income and stability of principal by investing only in obligations issued or guaranteed by the U.S. Treasury and in notes and other instruments, including repurchase agreements, collateralized or secured by such obligations, which have remaining maturities not exceeding 397days (13 months).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  10/01/85

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares underperformed the Fund's benchmark, the 90-Day Treasury Bill(1), for the year ending March 31, 2000, with a return of 4.20%(2) versus 5.27% for the benchmark.
   The impact of rising interest rates fueled Fund performance. During the past year, the Federal Reserve Board raised short-term interest rates five times -- with each rate increase coming in 0.25% increments -- to offset inflationary pressures and curb the nation's fast-growing economy. As a result, the Fund was able to capture additional yields on short-term Treasury securities, particularly among the repurchase agreements that comprise nearly 35% of the entire portfolio.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With economists anticipating several additional rate increases throughout the year, the Fund's management team will increase the Fund's exposure to repurchase agreements, thereby shortening the average maturity of the overall portfolio.
   In addition, the management team will continue to implement its "barbell" investment strategy. This strategy entails purchasing short-term securities to mitigate against further rate hikes, while investing in certain longer-term -- and higher yielding -- securities when opportunities arise. All in all, the Fund is well positioned to perform well in the current interest rate environment.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                                  6-Month        1-Year        5-Year       10-Year
CLASS A                                                             2.39          4.20          4.80          4.57

LIPPER U.S. TREASURY MONEY MARKET FUNDS AVERAGE(3)                  2.34          4.45          4.74          4.56

90-DAY TREASURY BILL                                                2.82          5.27          5.17          4.96

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  5.23%

7-DAY COMPOUND YIELD                 5.37%

30-DAY SIMPLE YIELD                  5.13%

30-DAY COMPOUND YIELD                5.25%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            49 DAYS

NUMBER OF HOLDINGS                     19

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Repurchase Agreements  38%

U.S. Treasury Notes    38%

U.S. Treasury Bills    24%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    38%

15-29 days   17%

30-59 days    9%

60-89 days   11%

90-179 days  22%

180+ days     3%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the period October 1, 1995 through September 6, 1996, reflects performance of the Investor shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio. Performance shown for periods prior to October 1, 1995, reflects performance of the Service Class shares of the predecessor portfolio.
(3) Source: Lipper Analytical Services, Inc. The Lipper U.S. Treasury Money Market Funds average is an average of funds that invest principally in U.S. Treasury obligations with dollar weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
CALIFORNIA MUNICIPAL SECURITIES - 86.54%
$ 9,775,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATION
             CALIFORNIA LUCILE SALTER
             PACKARD PROJECT AMBAC INSURED          3.30%          08/01/23       $    9,775,000
  5,480,000  ALAMEDA CA SCHOOL FINANCE
             AUTHORITY REVENUE SERIES A             3.30           07/01/18            5,480,000
  1,300,000  ALAMEDA-CONTRA COSTA COUNTY CA
             SCHOOL FINANCE AUTHORITY
             REVENUE SERIES C                       3.30           07/01/25            1,300,000
  1,700,000  ALHAMBRA CA IDA SUNCLIPSE LOC
             -BANK OF AMERICA                       3.40           05/01/07            1,700,000
  2,705,000  ANAHEIM CA COP POLICE
             FACILITIES                             3.15           08/01/08            2,705,000
 11,850,000  ANAHEIM CA GO                          3.35           05/02/00           11,850,000
  1,600,000  ANAHEIM CA HFA AMT                     3.25           07/15/20            1,600,000
 15,000,000  ANAHEIM CA HOUSING REVENUE LOC
             -CITIBANK AMT                          3.30           12/15/23           15,000,000
  4,445,000  ANAHEIM CA MFHR MONTEREY
             APARTMENTS SERIES B                    3.20           05/15/27            4,445,000
 12,400,000  ANAHEIM CA PUBLIC IMPROVEMENT
             COP LOC - INDUSTRIAL BANK OF
             JAPAN LIMITED                          3.15           08/01/19           12,400,000
  3,000,000  BARSTOW CA MFHR DESERT VISTA
             APARTMENTS LOC - FEDERAL HOME
             LOAN BANK OF SAN FRANCISCO             3.30           12/01/20            3,000,000
 16,000,000  BUTTE COUNTY CA OFFICE OF
             EDUCATIONAL TAX & REVENUE              4.25           11/16/00           16,057,358
  5,505,000  CA EDFA COP                            3.36           06/01/27            5,505,000
  2,895,000  CA EDFA COP SERIES 147                 3.41           10/01/27            2,895,000
  5,000,000  CALIFORNIA COMMUNITY COLLEGE
             FINANCING AUTHORITY SERIES A           4.00           06/30/00            5,010,608
  4,390,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE           3.20           10/01/15            4,390,000
  6,365,000  CALIFORNIA HEALTH FACILITIES
             FINANCING AUTHORITY REVENUE            3.86           12/01/34            6,365,000
  5,495,000  CALIFORNIA HEALTH FACILITIES
             FINANCING AUTHORITY REVENUE
             COP SERIES 202                         3.41           07/01/10            5,495,000
  5,700,000  CALIFORNIA HFA                         3.10           08/01/16            5,700,000
 21,000,000  CALIFORNIA HFA REVENUE SERIES
             C                                      3.35           08/01/31           21,000,000
 21,475,000  CALIFORNIA HFA REVENUE SERIES
             J                                      3.20           08/01/20           21,475,000
  5,000,000  CALIFORNIA HFA REVENUE SERIES
             Q                                      3.20           08/01/20            5,000,000
  3,580,000  CALIFORNIA HFA SERIES J-1              3.51           02/01/29            3,580,000
  1,500,000  CALIFORNIA HFFA                        3.45           09/01/28            1,500,000
  4,900,000  CALIFORNIA HFFA                        3.15           10/01/22            4,900,000
  4,000,000  CALIFORNIA HOUSING FINANCING
             AGENCY REVENUE SERIES D                3.20           04/30/00            4,000,000
 45,580,000  CALIFORNIA HOUSING FINANCING
             AGENCY REVENUE SERIES E                3.40           08/01/00           45,580,000
  4,300,000  CALIFORNIA INFRASTRUCTURE &
             ECONOMIC DEVELOPMENT FISH
             HOUSE PONDS                            3.40           09/01/24            4,300,000
  3,100,000  CALIFORNIA MFHR DELTA SQUARE
             APARTMENTS PROJECT                     3.25           10/15/29            3,100,000
  7,700,000  CALIFORNIA PCR                         3.05           05/15/00            7,700,000
 24,160,000  CALIFORNIA PCR                         3.36           06/01/14           24,160,000
  4,200,000  CALIFORNIA PCR                         3.40           05/02/00            4,200,000
  5,000,000  CALIFORNIA PCR                         3.41           12/01/18            5,000,000
  4,785,000  CALIFORNIA PCR                         3.45           02/01/18            4,785,000
  3,800,000  CALIFORNIA PCR AMT                     3.25           12/01/16            3,800,000
  5,000,000  CALIFORNIA PCR AMT PACIFIC GAS
             & ELECTRIC SERIES D                    3.35           01/01/10            5,000,000
  1,500,000  CALIFORNIA PCR DAILY REFUNDED          3.35           11/01/26            1,500,000
  2,800,000  CALIFORNIA POLLUTION CONTROL
             AMT                                    3.40           11/01/26            2,800,000
  2,740,000  CALIFORNIA POLLUTION CONTROL
             FINANCING AUTHORITY                    3.35           10/01/31            2,740,000
 55,000,000  CALIFORNIA PUBLIC CAPITAL
             IMPROVEMENTS FINANCING
             AUTHORITY REVENUE                      4.00           03/01/18           55,000,000
 36,900,000  CALIFORNIA SCHOOL CASH RESERVE
             PROGRAM SERIES A                       4.00           07/03/00           36,968,062
  3,100,000  CALIFORNIA SCHOOL FACILITIES
             COP SERIES A                           3.30           07/01/22            3,100,000
  2,695,000  CALIFORNIA SCHOOL FACILITIES
             FINANCING CORPORATION SERIES B
             BAYERISCHE                             3.30           07/01/24            2,695,000
 15,565,000  CALIFORNIA STATE                       3.36           02/01/15           15,565,000
 24,995,000  CALIFORNIA STATE COP SERIES 55
             FGIC INSURED                           3.41           02/01/13           24,995,000
 20,200,000  CALIFORNIA STATE COP SERIES L          3.36           11/01/07           20,200,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$    45,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-152                         3.46%          11/01/24       $       45,000
  4,955,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-152D                        3.46           11/01/24            4,955,000
    265,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-153                         3.46           11/01/24              265,000
 11,675,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-153D                        3.46           11/01/24           11,675,000
  7,000,000  CALIFORNIA STATE DEPARTMENT OF
             WATER RESERVE PROJECT REVENUE          3.40           12/01/13            7,000,000
  4,600,000  CALIFORNIA STATE DEVELOPMENT
             AUTHORITY REVENUE SERIES A             3.25           10/01/26            4,600,000
  4,600,000  CALIFORNIA STATE DW&P                  3.35           05/02/00            4,600,000
 49,200,000  CALIFORNIA STATE DW&P                  3.60           08/10/00           49,200,000
 11,000,000  CALIFORNIA STATE DWR SERIES
             127                                    3.40           12/01/22           11,000,000
  4,950,000  CALIFORNIA STATE EAGLE TRUST
             PRIVATE PLACEMENT                      3.46           09/01/03            4,950,000
  5,000,000  CALIFORNIA STATE ECONOMIC
             DEVELOPMENT FINANCING
             AUTHORITY REVENUE                      3.20           04/01/08            5,000,000
  1,800,000  CALIFORNIA STATE ECONOMIC
             FINANCING AUTHORITY REVENUE            3.20           04/01/08            1,800,000
  5,100,000  CALIFORNIA STATE ECONOMIC
             FINANCING AUTHORITY REVENUE            3.30           04/01/08            5,100,000
  6,000,000  CALIFORNIA STATE GO                    3.00           03/01/21            6,000,000
 12,085,000  CALIFORNIA STATE GO                    3.36           12/01/18           12,085,000
 10,935,000  CALIFORNIA STATE GO                    3.36           03/01/20           10,935,000
 10,000,000  CALIFORNIA STATE GO                    5.00           10/01/00           10,060,086
 23,000,000  CALIFORNIA STATE GO ABN AMRO
             MUNITOPS COP                           3.65           12/05/07           23,000,000
  8,176,000  CALIFORNIA STATE GO ABN AMRO
             MUNITOPS COP - 1998-25                 3.20           07/05/06            8,176,000
 17,995,000  CALIFORNIA STATE GO ABN AMRO
             MUNITOPS COP 1998-20                   3.50           07/05/06           17,995,000
 14,380,000  CALIFORNIA STATE GO SERIES A-9         3.85           03/01/02           14,380,000
 11,000,000  CALIFORNIA STATE GO SERIES A39         4.00           06/30/00           11,000,000
 10,390,000  CALIFORNIA STATE GO SMITH
             BARNEY EAGLES TRUST COP                3.46           02/01/06           10,390,000
 26,100,000  CALIFORNIA STATE GO SMITH
             BARNEY EAGLES TRUST SERIES 94
             MBIA INSURED                           3.46           09/01/03           26,100,000
  2,000,000  CALIFORNIA STATE HFA HOME
             MORTGAGE REVENUE MBIA INSURED          3.83           08/01/10            2,000,000
  2,600,000  CALIFORNIA STATE HFFA
             ADVENTIST HEALTH SYSTEM LOC
             TORONTO DOMINION BANK                  3.25           08/01/21            2,600,000
  5,100,000  CALIFORNIA STATE HFFA
             CHILDRENS HOSPITAL MBIA
             INSURED                                3.15           11/01/21            5,100,000
  4,800,000  CALIFORNIA STATE HFFA MEMORIAL
             HEALTH SERVICES                        3.25           10/01/24            4,800,000
 11,970,000  CALIFORNIA STATE HFFA REVENUE
             SCRIPPS MEMORIAL HOSPITAL
             SERIES B                               3.15           12/01/15           11,970,000
  6,000,000  CALIFORNIA STATE HFFA SANTA
             BARBARA COTTAGE LOC CREDIT
             SUISSE                                 3.25           09/01/15            6,000,000
  2,000,000  CALIFORNIA STATE PCFA PACIFIC
             GAS & ELECTRIC SERIES A AMT            3.25           12/01/16            2,000,000
 17,500,000  CALIFORNIA STATE PCFA SANGER
             PROJECT SERIES 90-A LOC -
             CREDIT SUISSE                          3.25           09/01/20           17,500,000
 19,700,000  CALIFORNIA STATE PCR PACIFIC
             GAS & ELECTRIC                         3.35           11/01/26           19,700,000
  4,500,000  CALIFORNIA STATE PUBLIC WORKS          3.46           09/01/17            4,500,000
  3,815,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD LEASE REGENTS OF THE
             UNIVERSITY OF CALIFORNIA
             SERIES A                               7.00           09/01/15            3,944,043
  3,000,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD LEASE REVENUE DEPARTMENT
             OF CORRECTIONS                         7.00           09/01/09            3,101,475
 27,000,000  CALIFORNIA STATE REVENUE
             ANTICIPATION NOTES SERIES A            4.00           06/30/00           27,044,387
  2,500,000  CALIFORNIA STATEWIDE CDA
             BARTON HOSPITAL LOC - BANQUE
             NATIONALE DE PARIS                     3.30           12/01/09            2,500,000
 11,100,000  CALIFORNIA STATEWIDE CDA ST
             JOSEPH HEALTH SYSTEM                   3.20           07/01/08           11,100,000
  1,500,000  CALIFORNIA STATEWIDE CDA
             SUTTER HEALTH GROUP AMBAC
             INSURED                                3.40           07/01/15            1,500,000
 15,900,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT AUTHORITY COP              3.45           04/01/28           15,900,000
 10,000,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT AUTHORITY COP
             SERIES 176                             3.41           08/15/27           10,000,000
 12,325,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT AUTHORITY MFHR             3.61           08/01/36           12,325,000
  9,455,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT AUTHORITY MFHR             3.76           05/06/30            9,455,000
 56,000,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT TAX REVENUE
             ANTICIPATION NOTES SERIES A-1          4.00           06/30/00           56,093,602

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$65,515,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT TAX REVENUE
             ANTICIPATION NOTES SERIES C-2          4.00%          09/29/00       $   65,646,779
 21,530,000  CALIFORNIA STATEWIDE COMMUNITY
             IDA                                    3.65           10/01/33           21,530,000
  2,500,000  CALIFORNIA STATEWIDE COMMUNITY
             IDA DEL MESA FARMS PROJECT
             SERIES A                               3.35           05/01/19            2,500,000
 20,395,000  CALIFORNIA STATEWIDE COMMUNITY
             MFHR                                   3.61           05/01/36           20,395,000
  9,500,000  CALIFORNIA TRAN FINANCING
             AUTHORITY                              3.25           10/01/27            9,500,000
  5,000,000  CAMARILLO CA MFHR HERITAGE
             PARK                                   3.25           07/15/19            5,000,000
 16,420,000  CAMARILLO CA REVENUE AMT               3.25           10/15/26           16,420,000
 10,700,000  CHULA VISTA CA IDR SAN DIEGO
             GAS & ELECTRIC                         3.30           12/01/27           10,700,000
  8,000,000  CITY OF CHULA VISTA GO                 3.45           06/07/00            8,000,000
  5,100,000  COLTON CA RDFA LAS PALOMAS
             ASSOCIATES PROJECT LOC - BANK
             OF AMERICA                             3.25           11/01/15            5,100,000
    500,000  COLTON CA RDFA MFHR LOC -
             FEDERAL HOME LOAN BANK OF SAN
             FRANCISCO                              2.85           05/01/10              500,000
  1,100,000  CONCORD CA MFHR BEL AIR
             APARTMENTS LOC - BANK OF
             AMERICA AMT                            3.35           12/01/16            1,100,000
  3,400,000  CONTRA COSTA COUNTY CA MFHR            3.15           11/15/22            3,400,000
    745,000  CONTRA COSTA COUNTY CA MFHR EL
             CERRITO ROYALE LOC - BANK OF
             AMERICA                                3.35           12/01/17              745,000
  3,000,000  CONTRA COSTA COUNTY CA MFHR
             LAKESHORE SERIES C                     3.10           11/15/17            3,000,000
  1,900,000  DUARTE CA RDFA COP JOHNSON
             DUARTE PARTNERS PROJECT SERIES
             B LOC - BANK OF AMERICA                3.20           12/01/14            1,900,000
  2,200,000  DUBLIN CA MFHR PARK SIERRA
             SERIES A                               3.30           06/01/28            2,200,000
 15,495,000  EBMUD CA SERIES 179                    3.41           06/01/08           15,495,000
  4,400,000  ESCONDIDO CA CDA LOC - BANK OF
             AMERICA AMT                            3.35           10/01/16            4,400,000
    150,000  FAIRFIELD CA IDA HERMAN G
             ROWLAND PROJECT LOC - BANK OF
             AMERICA                                3.00           04/01/05              150,000
    900,000  FOWLER CA IDA BEE SWEET CITRUS
             INCORPORATED LOC - BANK OF
             AMERICA AMT                            3.40           12/01/05              900,000
  1,900,000  FREMONT CA COP FAMILY RESOURCE
             CENTER FINANCING PROJECT               3.30           08/01/28            1,900,000
  6,800,000  FULLERTON CA IDA SUNCLIPSE
             INCORPORATED LOC - BANK OF
             AMERICA                                3.40           07/01/15            6,800,000
    900,000  GOLDEN EMPIRE SCHOOLS
             FINANCING AUTHORITY KERN HIGH
             SCHOOL DISTRICT SERIES A               3.15           12/01/24              900,000
  7,050,000  HAYWARD CA HOUSING AUTHORITY           3.15           06/15/25            7,050,000
  3,605,000  HUNTINGTON BEACH CA MFHR
             SEABRIDGE VILLAS LOC - BANK OF
             AMERICA                                4.00           02/01/10            3,605,000
  2,500,000  IRVINE CA IDA IMPROVEMENT BOND
             LOC - NATIONAL WESTMINSTER
             BANK PLC                               3.40           09/02/15            2,500,000
  1,500,000  IRVINE CA IDA IRVINE EAST
             INVESTMENT COMPANY LOC - BANK
             OF AMERICA                             3.25           12/01/05            1,500,000
  3,405,000  IRVINE CA PUBLIC FACILITIES &
             INFRASTRUCTURE AUTHORITY LEASE
             REVENUE                                3.20           11/01/10            3,405,000
 10,200,000  IRVINE CA PUBLIC FACILITIES &
             INFRASTRUCTURE AUTHORITY LEASE
             REVENUE CAPITAL IMPROVEMENT
             PROJECT                                3.20           11/01/10           10,200,000
    600,000  IRVINE RANCH CA WATER DISTRICT         3.40           09/01/06              600,000
  1,700,000  IRVINE RANCH CA WATER DISTRICT
             LOC - BANK OF AMERICA                  3.60           05/01/09            1,700,000
 11,000,000  IRVINE RANCH CA WATER DISTRICT
             LOC - MORGAN GUARANTY TRUST            3.45           08/01/16           11,000,000
  4,655,000  KERN COUNTY CA COP PUBLIC
             FACILITIES PROJECT SERIES B            3.15           08/01/06            4,655,000
  1,600,000  KERN COUNTY CA COP PUBLIC
             FACILITIES PROJECT SERIES D            3.15           08/01/06            1,600,000
 41,735,000  KERN COUNTY CA TAX REVENUE
             ANTICIPATION NOTES                     4.00           06/30/00           41,782,136
    100,000  LANCASTER CA HFA MFHR WESTWOOD
             PARK APARTMENTS LOC - BANK OF
             AMERICA                                3.25           12/01/07              100,000
  6,950,000  LONG BEACH CA HEALTH
             FACILITIES MEMORIAL HEALTH
             SERVICES                               3.25           10/01/16            6,950,000
  2,700,000  LOS ANGELES CA CONVENTION &
             EXHIBITION CENTER AUTHORITY
             LEASE REVENUE                          4.00           08/15/18            2,700,000
 20,100,000  LOS ANGELES CA DW&P                    3.20           02/01/10           20,100,000
 15,360,000  LOS ANGELES CA DW&P SERIES 144         3.41           06/15/29           15,360,000
  2,000,000  LOS ANGELES CA DW&P SERIES D           3.20           02/01/10            2,000,000
  4,300,000  LOS ANGELES CA DW&P SERIES F           3.20           02/01/10            4,300,000
 11,100,000  LOS ANGELES CA MFHR FOUNTAIN
             PARK PROJECT                           3.30           04/15/33           11,100,000
  2,800,000  LOS ANGELES CA MFHR MASSELIN
             MANOR LOC - BANK OF AMERICA            3.20           07/01/15            2,800,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 3,000,000  LOS ANGELES CA MFHR RENTAL
             ACADEMY APARTMENTS SERIES A            3.25%          10/01/19       $    3,000,000
  4,700,000  LOS ANGELES CA PENSION
             OBLIGATION SERIES B AMBAC
             INSURED                                3.15           06/30/07            4,700,000
 35,000,000  LOS ANGELES CA TAX REVENUE
             ANTICIPATION NOTES                     4.00           06/30/00           35,052,908
 10,000,000  LOS ANGELES CA USD                     4.00           06/30/00           10,002,521
  9,630,000  LOS ANGELES CA USD                     3.20           12/01/17            9,630,000
 22,875,000  LOS ANGELES CA WASTE WATER             3.10           07/06/00           22,875,000
 14,200,000  LOS ANGELES COUNTY CA COP
             CORRECTIONAL FACILITIES
             PROJECT MBIA INSURED                   6.50           09/01/13           14,650,725
  6,900,000  LOS ANGELES COUNTY CA HFA MFHR
             SAND CANYON RANCH PROJECT LOC
             -CITIBANK                              3.10           11/01/06            6,900,000
  5,490,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SERIES A                               3.15           07/01/20            5,490,000
  5,200,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SERIES 106 FSA INSURED                 3.41           07/01/28            5,200,000
 19,500,000  LOS ANGELES COUNTY CA PENSION
             OBLIGATION SERIES A AMBAC
             INSURED                                3.15           06/30/07           19,500,000
 10,000,000  LOS ANGELES COUNTY CA SCHOOL
             FINANCING AUTHORITY COP SERIES
             A                                      4.00           06/30/00           10,020,276
 67,200,000  LOS ANGELES COUNTY CA TAX
             REVENUE ANTICIPATION NOTES             4.00           06/30/00           67,303,879
  1,750,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX REVENUE FGIC INSURED         3.15           07/01/12            1,750,000
  4,000,000  LOS ANGELES COUNTY CAPITAL
             ASSET                                  3.30           04/07/00            4,000,000
  5,000,000  LOS ANGELES USD                        3.50           07/01/19            5,000,000
  4,750,000  METROPOLITAN WATER DISTRICT            3.36           07/01/27            4,750,000
  9,995,000  METROPOLITAN WATER DISTRICT
             COP SERIES 154                         3.41           07/01/27            9,995,000
  9,700,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES A           3.10           07/01/28            9,700,000
  7,200,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES
             SG-128                                 3.36           07/01/30            7,200,000
  5,200,000  MODESTO CA MFHR WESTDALE
             COMMONS APARTMENTS LOC -
             FEDERAL HOME LOAN BANK OF SAN
             FRANCISCO                              3.25           12/01/15            5,200,000
  7,450,000  MODESTO-SAN JUAN-REDDING
             PUBLIC POWER AGENCY SERIES
             A22-REGULATION D                       4.00           07/01/17            7,450,000
  4,000,000  MODESTO-SAN JUAN-REDDING
             PUBLIC POWER AGENCY SERIES F           3.50           07/01/22            4,000,000
  2,900,000  MONTEBELLO CA LOC - BANK OF
             AMERICA                                3.40           04/01/15            2,900,000
  3,500,000  MONTEREY COUNTY CA FINANCING
             AUTHORITY REVENUE                      3.20           09/01/36            3,500,000
  9,200,000  NEWPORT BEACH CA HOAG MEMORIAL
             PRESBYTERIAN HOSPITAL                  3.50           10/01/22            9,200,000
  9,300,000  NEWPORT BEACH CA HOAG MEMORIAL
             PRESBYTERIAN HOSPITAL SERIES A         3.15           12/01/29            9,300,000
  2,800,000  NEWPORT BEACH CA HOAG MEMORIAL
             PRESBYTERIAN HOSPITAL SERIES B         3.50           10/01/26            2,800,000
 40,505,000  NORTHERN CALIFORNIA PUBLIC
             POWER REVENUE SERIES SSP 35A           3.40           07/01/28           40,505,000
  1,200,000  OAK CA JOINT POWERS FINANCING
             AUTHORITY LEASE REVENUE SERIES
             A-1                                    3.30           08/01/21            1,200,000
  9,000,000  ONTARIO CA MFHR PARK CENTRE
             APARTMENTS LOC - BANK OF NEW
             YORK                                   3.25           08/01/07            9,000,000
    900,000  ORANGE COUNTY CA APARTMENT
             DEVELOPMENT REVENUE SERIES U           3.15           11/01/09              900,000
  5,000,000  ORANGE COUNTY CA APARTMENT
             DEVELOPMENT REVENUE VILLAS
             ALIENTO                                3.15           08/15/28            5,000,000
  3,900,000  ORANGE COUNTY CA DEVELOPMENT
             REVENUE PARK RIDGE VILLAS              3.15           11/15/28            3,900,000
  7,249,000  ORANGE COUNTY CA HFA HARBOR
             POINTE APARTMENT ISSUE D LOC -
             CITIBANK                               3.15           12/01/06            7,249,000
  2,700,000  ORANGE COUNTY CA HFA NIGUEL
             SUMMIT APARTMENT LOC - BANK OF
             AMERICA                                3.10           11/01/09            2,700,000
 11,000,000  ORANGE COUNTY CA HFA SEASIDE
             MEADOW APARTMENTS SERIES C LOC
             -BANK OF AMERICA                       3.20           08/01/08           11,000,000
  9,900,000  ORANGE COUNTY CA HIDDEN HILLS
             SERIES C                               3.15           11/01/09            9,900,000
  6,700,000  ORANGE COUNTY CA HOUSING
             AUTHORITY OASIS MARTINIQUE
             SERIES I                               3.30           06/15/28            6,700,000
 19,500,000  ORANGE COUNTY CA SANITATION
             DISTRICT FGIC INSURED                  3.45           08/01/17           19,500,000
  3,400,000  PORT OAK CA REVENUE SERIES A-1
             REGULATION D                           4.10           11/01/22            3,400,000
  2,245,000  RIVERSIDE COUNTY CA ASSET
             LEASING CORPORATION COP SERIES
             148                                    3.41           06/01/16            2,245,000
  1,700,000  RIVERSIDE COUNTY CA COP SERIES
             C                                      3.30           12/01/15            1,700,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$10,110,000  SACRAMENTO CA FINANCING
             AUTHORITY LEASE REVENUE                3.36%          11/01/20       $   10,110,000
  3,800,000  SACRAMENTO COUNTY CA
             ADMINISTRATION CENTER &
             COURTHOUSE PROJECT LOC - UNION
             BANK OF SWITZERLAND                    3.30           06/01/20            3,800,000
  6,300,000  SACRAMENTO COUNTY CA MFHR
             HIDDEN OAKS APARTMENTS                 3.25           05/15/19            6,300,000
  5,000,000  SACRAMENTO COUNTY CA MFHR
             STONECREEK APARTMENTS                  3.15           11/15/27            5,000,000
 15,600,000  SACRAMENTO COUNTY CA OFFICE OF
             EDUCATION TAX & REVENUE                4.50           01/19/01           15,683,559
  5,000,000  SAN BERNARDINO CA ALTA LOMA
             APARTMENTS LOC - FEDERAL HOME
             LOAN BANK OF ATLANTA                   3.00           02/01/23            5,000,000
 15,000,000  SAN BERNARDINO COUNTY CA COP           3.36           08/01/28           15,000,000
  1,600,000  SAN BERNARDINO COUNTY CA COP
             HOUSING AUTHORITY REVENUE              3.20           07/01/15            1,600,000
 10,800,000  SAN BERNARDINO COUNTY CA COP
             MEDICAL CENTER FINANCING
             PROJECT                                3.15           08/01/26           10,800,000
  6,115,000  SAN BERNARDINO COUNTY CA MFHR
             GREEN VALLEY APARTMENTS                3.15           05/15/29            6,115,000
  2,085,000  SAN BERNARDINO COUNTY CA MFHR
             LOC - FEDERAL HOME LOAN BANK
             OF SAN FRANCISCO                       3.35           05/01/17            2,085,000
  4,725,000  SAN BERNARDINO COUNTY CA MFHR
             SERIES A LOC - FEDERAL HOME
             LOAN BANK OF SAN FRANCISCO             3.35           05/01/17            4,725,000
 13,000,000  SAN DIEGO CA COP TAX REVENUE
             ANTICIPATION NOTES SERIES B            4.00           07/28/00           13,021,872
  9,275,000  SAN DIEGO CA LOCAL AREA
             GOVERNMENT COP SERIES C                4.50           09/29/00            9,319,738
  1,900,000  SAN DIEGO CA MFHR CARMEL DEL
             MAR 1993-E                             3.15           12/01/15            1,900,000
  3,500,000  SAN DIEGO CA MULTI FAMILY
             APARTMENTS LOC - BANK OF
             AMERICA                                3.00           10/01/15            3,500,000
  7,000,000  SAN DIEGO CA PORT AUTHORITY
             REVENUE                                3.50           07/07/00            7,000,000
 15,000,000  SAN DIEGO CA PUBLIC FACILITIES
             FINANCING AUTHORITY REVENUE
             SERIES SG 130                          3.66           05/15/29           15,000,000
  9,700,000  SAN DIEGO COUNTY CA MFHR               3.20           04/15/05            9,700,000
 30,000,000  SAN FRANCISCO BAY GO                   2.75           04/06/00           30,000,000
 14,000,000  SAN FRANCISCO BAY GO                   3.10           05/04/00           14,000,000
 10,245,000  SAN FRANCISCO CA CITY & COUNTY
             AIRPORT                                3.35           05/09/00           10,245,000
  4,175,000  SAN FRANCISCO CA CITY & COUNTY
             FINANCE AUTHORITY REVENUE              3.30           09/01/06            4,175,000
 11,410,000  SAN FRANCISCO CA CITY & COUNTY
             INTERNATIONAL AIRPORT REVENUE          3.43           01/01/27           11,410,000
  5,750,000  SAN FRANCISCO CA MFHR FILMORE
             CENTER APARTMENTS LOC - BANK
             OF NOVA SCOTIA                         3.20           12/01/17            5,750,000
  2,200,000  SAN FRANCISCO CA MFHR FILMORE
             CENTER APARTMENTS LOC -
             CITIBANK                               3.15           12/01/17            2,200,000
  3,000,000  SAN FRANCISCO CA MFHR FILMORE
             CENTER APARTMENTS LOC -
             CITIBANK                               3.20           12/01/17            3,000,000
 31,950,000  SAN FRANCISCO COUNTY CA
             INTERNATIONAL AIRPORT COP
             SERIES 31 FGIC INSURED                 3.41           05/01/29           31,950,000
  3,055,000  SAN JACINTO CA USD SERIES A            3.25           09/01/14            3,055,000
  5,000,000  SAN JOSE CA MFHR                       3.61           05/01/30            5,000,000
  5,000,000  SAN JOSE CA MFHR                       3.61           05/01/30            5,000,000
  2,200,000  SAN JOSE CA MFHR FAIRWAY GLEN
             SERIES A                               3.20           11/01/07            2,200,000
  1,000,000  SAN JOSE CA MULTIFAMILY
             HOUSING REVENUE AMT                    3.35           03/01/32            1,000,000
  6,000,000  SAN JOSE CA REDEVELOPMENT
             AGENCY PROJECT A                       3.30           07/01/26            6,000,000
  6,800,000  SAN JOSE CA REDEVELOPMENT
             AGENCY PROJECT B                       3.00           07/01/26            6,800,000
  7,300,000  SAN JOSE/SANTA CLARA CLEAN
             WATER FINANCING AUTHORITY              3.15           11/15/11            7,300,000
  2,000,000  SAN JUAN CA PUBLIC POWER
             AGENCY REVENUE SERIES B                3.20           07/01/18            2,000,000
  2,200,000  SAN LEANDRO CA MFHR HAAS
             AVENUE APARTMENTS LOC - BANK
             OF AMERICA                             3.25           10/01/07            2,200,000
 14,645,000  SAN MATEO COUNTY CA JT POWERS
             AUTHORITY LEASE REVENUE SERIES
             123 FSA INSURED                        3.41           07/15/29           14,645,000
 13,885,000  SANTA CLARA CA ELECTRIC
             REVENUE SERIES 85B LOC -
             NATIONAL WESTMINSTER BANK PLC          3.30           07/01/10           13,885,000
  3,490,000  SANTA CLARA CA REDEVELOPMENT
             AGENCY TAX ALLOCATION SERIES
             164                                    3.41           06/01/23            3,490,000
  1,000,000  SANTA CLARA CA TRANSIT SYSTEM
             LOC - SUMITOMO BANK LIMITED            3.25           06/01/15            1,000,000
  7,300,000  SANTA CLARA COUNTY CA HOSPITAL
             DISTRICT FACILITY REVENUE
             SERIES A                               3.30           08/01/15            7,300,000
  4,600,000  SANTA CLARA COUNTY CA MFHR
             FOXCHASE APARTMENTS SERIES E
             FGIC INSURED                           3.15           11/01/07            4,600,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$12,000,000  SANTA CRUZ COUNTY CA TAX &
             REVENUE                                4.50%          10/06/00       $   12,059,244
  4,475,000  SIMI VALLEY CA MFHR CREEKSIDE
             VILLAGE APARTMENTS LOC - BANK
             OF AMERICA                             3.15           07/01/23            4,475,000
  3,000,000  SIMI VALLEY CA MFHR LINCOLN
             WOOD RANCH LOC - SUMITOMO BANK         3.30           06/01/10            3,000,000
  5,800,000  SOUTHEAST RESOURCE RECOVERY
             FACILITY LEASE REVENUE SERIES
             B AMT                                  3.25           12/01/18            5,800,000
  4,200,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORITY REVENUE
             PALOVERDE PROJECT AMBAC
             INSURED                                3.15           07/01/17            4,200,000
  3,990,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORITY REVENUE
             SPECIAL OBLIGATION SERIES B            5.40           07/01/00            4,010,079
 10,000,000  SOUTHERN CALIFORNIA STATE
             PUBLIC POWER AUTHORITY PALO
             VERDE PROJECT SERIES B AMBAC
             INSURED                                3.15           07/01/09           10,000,000
  1,000,000  SOUTHERN CALIFORNIA STATE
             PUBLIC POWER AUTHORITY
             SOUTHERN TRANSMISSION PROJECT
             LOC - SWISS BANK                       3.15           07/01/19            1,000,000
  8,000,000  STANISLAUS CA WASTE TO ENERGY
             FINANCE AGENCY SOLID WASTE
             FACILITY OGDEN MARTIN SYSTEM
             PROJECT                                3.25           01/01/10            8,000,000
  6,300,000  TRACY CA MFHR SYCAMORE VILLAGE
             APARTMENTS LOC - BANK OF
             AMERICA                                2.95           05/01/15            6,300,000
    900,000  TURLOCK CA COP IRRIGATION
             PROJECT SERIES A                       3.20           01/01/26              900,000
  4,320,000  TURLOCK CA IRRIGATION DISTRICT
             REVENUE SERIES A LOC -
             CANADIAN IMPERIAL BANK OF
             COMMERCE                               3.20           01/01/14            4,320,000
    800,000  UNIVERSITY OF CALIFORNIA COP
             SERIES 159                             3.41           09/01/28              800,000
 25,000,000  UNIVERSITY OF CALIFORNIA
             REVENUE                                3.20           07/06/00           25,000,000
  2,700,000  VALLECITOS CA WATER DISTRICT
             COP TWIN OAKS RESERVOIR
             PROJECT                                3.15           07/01/30            2,700,000
  4,800,000  VALLEJO CA MFHR HIGHLANDS              3.20           06/01/07            4,800,000
  7,300,000  VALLEJO CA MFHR REVENUE SERIES
             C                                      3.25           01/01/08            7,300,000
  2,900,000  WALNUT CREEK CA MFHR CREEKSIDE
             DRIVE APARTMENTS LOC - BANK OF
             AMERICA                                2.95           04/01/07            2,900,000
 11,900,000  WEST COVINA CA RDA COP
             BARRANCA LOC - CITIBANK                3.20           09/01/05           11,900,000
  1,500,000  WEST COVINA CA REDEVELOPMENT
             AGENCY LEASE REVENUE                   3.10           08/01/18            1,500,000

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST
$2,274,083,337)                                                                    2,198,748,337
                                                                                  --------------
PUERTO RICO MUNICIPAL SECURITIES - 12.84%
 55,000,000  PUERTO RICO COMMONWEALTH TAX &
             REVENUE                                4.50           07/30/00           55,131,098
  4,850,000  PUERTO RICO COMMONWEALTH               3.36           07/01/09            4,850,000
  9,720,000  PUERTO RICO COMMONWEALTH COP
             SERIES 125                             3.41           07/01/27            9,720,000
 30,800,000  PUERTO RICO COMMONWEALTH
             GOVERNMENT DEVELOPMENT                 3.15           12/01/15           30,800,000
  6,090,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY REVENUE                      3.36           07/01/15            6,090,000
  3,210,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY REVENUE                      3.36           07/01/26            3,210,000
  9,700,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY REVENUE PA-331               3.36           07/01/14            9,700,000
  5,000,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY SERIES A AMBAC
             INSURED                                3.25           07/01/28            5,000,000
 12,000,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE FINANCING
             AUTHORITY SERIES 139                   3.41           07/01/28           12,000,000
 30,965,000  PUERTO RICO COMMONWEALTH
             SERIES 120 MBIA INSURED                3.41           07/01/23           30,965,000
 50,500,000  PUERTO RICO COMMONWEALTH
             SERIES A-1                             3.85           07/30/00           50,500,000
  9,500,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY REVENUE                      3.36           07/01/07            9,500,000
  4,850,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY REVENUE                      3.36           07/01/12            4,850,000
  8,535,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.00           05/04/00            8,535,000
  5,200,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.00           05/22/00            5,200,000
 11,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.10           05/15/00           11,000,000
 14,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.45           04/28/00           14,000,000
 16,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.50           04/26/00           16,000,000
 14,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.60           08/29/00           14,000,000
  6,600,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.65           10/18/00            6,600,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
PUERTO RICO MUNICIPAL SECURITIES (continued)
$ 8,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.50%          04/05/00       $    8,000,000
  4,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                       3.70           08/09/00            4,000,000
  3,820,000  PUERTO RICO PUBLIC BUILDINGS
             AUTHORITY REVENUE                      3.36           07/01/27            3,820,000
  2,715,000  PUERTO RICO PUBLIC FINANCING
             CORPORATION                            3.36           06/01/19            2,715,000

TOTAL PUERTO RICO MUNICIPAL SECURITIES
(COST $250,851,098)                                                                  326,186,098
                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,524,934,435)* (NOTE 1)             99.38%   $2,524,934,435
OTHER ASSETS AND LIABILITIES, NET            0.62        15,652,973
                                          -------    --------------
TOTAL NET ASSETS                           100.00%   $2,540,587,408
                                          -------    --------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                11%
Airport               1%
Development           9%
Education             4%
Facilities            6%
General              14%
General Obligation   18%
Higher Education      2%
Medical               4%
Multifamily Housing   9%
Pollution             4%
Power                 4%
School District       1%
Single Family Hsg     4%
Transportation        1%
Utilities             5%
Water                 3%

    Investment Categories Reflect Percentages of Investments in Securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER - 1.88%
$ 65,804,000  USA GROUP                              5.97%{::}     04/20/00 $   65,618,488
                                                                            --------------

TOTAL COMMERCIAL PAPER (COST $65,618,488)                                       65,618,488
                                                                            --------------
SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 43.94%
FEDERAL HOME LOAN BANK - 7.97%
  31,329,000  FEDERAL HOME LOAN BANK                 6.15{::}     07/25/00      30,752,965
  30,000,000  FEDERAL HOME LOAN BANK                 5.87{::}     09/15/00      29,238,954
  50,000,000  FEDERAL HOME LOAN BANK                 5.76{::}     05/17/00      49,656,861
  47,400,000  FEDERAL HOME LOAN BANK                 5.75{::}     05/17/00      47,075,573
  50,000,000  FEDERAL HOME LOAN BANK                 5.75{::}     05/10/00      49,711,709
  47,725,000  FEDERAL HOME LOAN BANK                 5.74{::}     05/05/00      47,487,012
  25,000,000  FEDERAL HOME LOAN BANK                 5.93{::}     09/15/00      24,359,654

                                                                               278,282,728
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.87%
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.79{::}     05/11/00      49,695,736
  75,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.85{::}     04/04/00      74,988,073
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.98{::}     06/08/00      49,460,084
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            6.13{::}     08/17/00      48,876,112
  25,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            6.44{::}     01/16/01      23,789,274
   1,500,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.76{::}     08/10/00       1,470,761
     400,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.87{::}     08/04/00         392,418
     700,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.83{::}     08/01/00         687,145
  75,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            6.13{::}     06/29/00      73,906,157
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            6.06{::}     06/22/00      49,337,222
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.97{::}     06/08/00      49,461,000
  18,637,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.89{::}     05/11/00      18,522,310
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.92{::}     05/04/00      49,748,771
  75,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.98{::}     05/02/00      74,648,073
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.79{::}     04/27/00      49,809,667
  57,607,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.77{::}     04/13/00      57,515,949
  77,021,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.73{::}     04/04/00      77,008,891
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.95{::}     06/01/00      49,519,396

                                                                               798,837,039
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.10%
  59,868,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.89{::}     05/25/00      59,381,140
  44,242,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.76{::}     06/01/00      43,835,957
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.80{::}     04/13/00      49,920,625
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.86{::}     05/04/00      49,751,139
  41,391,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.74{::}     05/05/00      41,184,597
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.76{::}     05/05/00      49,750,222
  25,650,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.80{::}     05/19/00      25,465,925
  32,952,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            6.02{::}     07/07/00      32,441,565
  40,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            6.08{::}     08/03/00      39,200,223
  26,694,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            6.23{::}     08/03/00      26,142,176

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 40,778,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.77%{::}     05/25/00 $   40,446,974

                                                                               457,520,543
                                                                            --------------

TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT
NOTES (COST $1,534,640,310)                                                  1,534,640,310
                                                                            --------------
SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 9.86%
FEDERAL HOME LOAN BANK - 5.21%
   1,000,000  FEDERAL HOME LOAN BANK                 5.15        05/19/00          999,914
  50,000,000  FEDERAL HOME LOAN BANK                 6.05        11/03/00       49,981,174
  30,000,000  FEDERAL HOME LOAN BANK                 6.67        04/06/01       29,999,700
  40,000,000  FEDERAL HOME LOAN BANK                 6.35        02/01/01       39,977,308
   1,000,000  FEDERAL HOME LOAN BANK                 5.26        05/26/00          999,959
  20,000,000  FEDERAL HOME LOAN BANK                 5.01        04/28/00       19,999,221
  40,000,000  FEDERAL HOME LOAN BANK                 6.75        03/01/01       39,997,158

                                                                               181,954,434
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.00%
  35,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            6.50        01/19/01       34,991,304
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.65%
  29,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            6.55        03/20/01       28,986,823
  25,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.04        04/06/00       24,999,872
  16,500,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            9.05        04/10/00       16,511,127
  22,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            4.98        04/20/00       21,999,666

                                                                                92,497,488
                                                                            --------------
STUDENT LOAN MORTGAGE ASSOCIATION - 1.00%
  35,000,000  STUDENT LOAN MORTGAGE
              ASSOCIATION                            5.90        12/01/00       34,971,536
                                                                            --------------

TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED
RATE NOTES (COST $344,414,762)                                                 344,414,762
                                                                            --------------
VARIABLE AND FLOATING RATE NOTES - AGENCY - 15.74%
FEDERAL HOME LOAN BANK - 1.43%
  50,000,000  FEDERAL HOME LOAN BANK                 5.84        05/12/00       49,995,475
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.72%
  75,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.82        01/10/01       74,945,103
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.94        12/20/00       49,955,431
  75,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                            5.88        05/18/00       74,992,625

                                                                               199,893,159
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.59%
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            6.17        07/17/00       49,992,847
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.88        11/13/00       49,974,061
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.74        08/02/00       49,985,397
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.84        07/14/00       49,990,943
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            5.89        05/10/00       49,996,968

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            6.24%       09/18/00   $   49,995,423

                                                                               299,935,639
                                                                            --------------

TOTAL VARIABLE AND FLOATING RATE NOTES -
AGENCY (COST $549,824,273)                                                     549,824,273
                                                                            --------------
REPURCHASE AGREEMENTS - 29.57%
  50,000,000  BEAR STEARNS REPURCHASE
              AGREEMENT                              5.82        04/06/00       50,000,000
 368,641,152  CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT                   6.22        04/03/00      368,641,152
   2,102,038  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.05        04/03/00        2,102,038
  62,342,874  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.20        04/03/00       62,342,874
 550,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.50        04/06/00      550,000,000

TOTAL REPURCHASE AGREEMENTS (COST
$1,033,086,064)                                                              1,033,086,064
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,527,583,897)*                     100.99% $3,527,583,897
OTHER ASSETS AND LIABILITIES, NET           (0.99)    (34,668,192)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $3,492,915,705
                                          -------  --------------

{::} YIELD TO MATURITY.
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS $3,527,661,958.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.84%
$ 15,000,000  LIBERTY LIGHTHOUSE US
              CAPITAL++                              6.04%       08/11/00   $    14,999,983
   9,750,000  MOAT FUNDING LLC++                     6.04        05/02/00         9,750,000
  75,000,000  SIGMA FINANCE INCORPORATED++           6.09        10/05/00        75,000,000
   3,929,957  STEERS 1998 SERIES A39++               6.19        04/25/00         3,929,957
   6,500,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 1999-3++                        6.14        06/15/00         6,500,000
  17,054,483  WFP TOWER B FINANCE
              CORPORATION SHORT-TERM STEERS
              TRUST++                                6.12        07/07/00        17,054,483

TOTAL ASSET BACKED SECURITIES (COST
$127,234,423)                                                                   127,234,423
                                                                            ---------------
BANK NOTES - 0.66%
 100,000,000  BANK OF AMERICA SECURITIES             5.93        04/26/00       100,000,000
                                                                            ---------------

TOTAL BANK NOTES (COST $100,000,000)                                            100,000,000
                                                                            ---------------
CERTIFICATES OF DEPOSIT - 8.41%
  43,800,000  ABN AMRO BANK CHICAGO                  6.72        02/12/01        43,789,216
 139,000,000  CANADIAN IMPERIAL BANK OF
              COMMERCE                               5.10        04/12/00       138,998,349
  46,000,000  CANADIAN IMPERIAL BANK OF
              COMMERCE                               6.57        01/29/01        45,985,607
  75,000,000  COMMERZ BANK                           5.22        05/12/00        74,996,507
  85,000,000  COMMERZ BANK                           5.15        04/20/00        84,998,094
   9,550,000  COMMERZ BANK                           5.16        05/05/00         9,549,194
 100,000,000  COMMERZ BANK                           6.77        02/28/01        99,974,199
  56,700,000  NATIONAL WEST SECURITIES               5.14        04/14/00        56,699,179
  45,000,000  NATIONAL WESTMINSTER BANK              6.47        01/18/01        44,983,002
 100,000,000  PARIBAS                                5.95        04/28/00       100,000,000
  60,000,000  PARIBAS                                5.93        04/28/00        60,000,000
  85,000,000  SOUTH TRUST BANK                       5.95        04/27/00        85,000,000
 100,000,000  SOUTH TRUST BANK                       6.00        05/18/00       100,000,000
  35,500,000  U.S. BANK                              6.59        01/16/01        35,500,000
 145,800,000  UNION BANK OF SWITZERLAND              6.22        12/11/00       145,728,072
 150,000,000  UNION BANK OF SWITZERLAND              6.24        12/06/00       149,932,298

TOTAL CERTIFICATES OF DEPOSIT (COST
$1,276,133,717)                                                               1,276,133,717
                                                                            ---------------
COMMERCIAL PAPER - 61.35%
 124,300,000  ACE OVERSEAS CORPORATION               5.92{::}     04/03/00      124,300,000
 100,000,000  ACE OVERSEAS CORPORATION               6.08{::}     04/24/00       99,645,334
  34,000,000  ACE OVERSEAS CORPORATION               6.12{::}     06/12/00       33,595,400
  62,000,000  ACE OVERSEAS CORPORATION               6.12{::}     06/20/00       61,177,880
  63,000,000  AEGON FUNDING                          6.30{::}     09/25/00       61,070,625
  50,000,000  ANZ DELAWARE INCORPORATED              6.08{::}     09/11/00       48,640,445
  48,500,000  APRECO INCORPORATED                    5.90{::}     04/10/00       48,444,360
  50,000,000  APRECO INCORPORATED                    5.91{::}     04/11/00       49,934,333
  35,000,000  APRECO INCORPORATED                    6.07{::}     05/01/00       34,834,761
  25,000,000  APRECO INCORPORATED                    6.09{::}     05/23/00       24,788,542
 101,625,000  AQUINAS FUNDING LLC                    6.35{::}     04/03/00      101,625,000
   6,500,000  ASSET BACKED CAPITAL FINANCE           5.90{::}     05/22/00        6,447,802
  50,000,000  ASSET BACKED CAPITAL FINANCE           5.75{::}     06/01/00       49,528,820
 150,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.91{::}     05/11/00      149,064,250
  96,978,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.95{::}     05/17/00       96,272,755

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$100,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.90%{::}     05/09/00 $    99,410,000
  50,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.91{::}     05/05/00       49,734,243
 180,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.91{::}     05/10/00      178,906,650
  84,000,000  AUSTRALIA & NEW ZEALAND
              INCORPORATED                           6.08{::}     09/07/00       81,772,694
 100,000,000  BANK OF AMERICA CORPORATION            5.89{::}     05/01/00       99,541,889
  75,000,000  BANK OF AMERICA CORPORATION            5.95{::}     05/23/00       74,380,209
  40,639,000  BARTON CAPITAL CORPORATION             5.90{::}     05/16/00       40,352,608
  22,500,000  BAVARIA GLB CORPORATION                6.10{::}     06/15/00       22,221,688
  29,000,000  BAVARIA UNIVERSAL FUNDING              6.11{::}     06/20/00       28,616,089
  45,000,000  BEETHOVEN FUNDING CORPORATION          6.10{::}     04/25/00       44,832,250
   4,000,000  BETA FINANCE INCORPORATED              6.15{::}     09/15/00        4,000,000
 109,000,000  BETA FINANCE INCORPORATED              6.15{::}     10/06/00      109,000,000
  80,000,000  BRITISH AEROSPACE                      6.07{::}     05/22/00       79,339,045
  30,000,000  CC USA INCORPORATED                    6.10{::}     09/15/00       29,161,251
  75,000,000  CITICORP                               5.92{::}     04/07/00       74,950,667
 100,000,000  CITIGROUP INCORPORATED                 6.02{::}     04/07/00       99,933,111
 145,000,000  COMMERZBANK                            5.90{::}     05/17/00      143,954,389
  50,000,000  COMPASS SECURITIZATION                 5.88{::}     04/04/00       49,991,833
 112,930,000  COMPASS SECURITIZATION                 5.91{::}     04/10/00      112,800,225
 100,000,000  COMPASS SECURITIZATION                 5.95{::}     04/13/00       99,834,722
  50,000,000  COMPASS SECURITIZATION                 5.91{::}     04/17/00       49,885,083
 128,000,000  COMPASS SECURITIZATION                 6.08{::}     04/20/00      127,632,498
  98,500,000  CORPORATE ASSET FUNDING
              COMPANY INCORPORATED                   6.06{::}     05/24/00       97,654,378
  63,100,000  CORPORATE ASSET SECURITIZATION
              LIMITED INCORPORATED                   6.09{::}     04/26/00       62,854,489
  75,000,000  CORPORATE ASSET SECURITIZATION
              LIMITED INCORPORATED                   6.06{::}     04/18/00       74,810,625
 100,000,000  CORPORATE RECEIVABLES
              CORPORATION                            6.06{::}     05/25/00       99,124,667
 130,000,000  CREDIT SUISSE FIRST BOSTON             6.08{::}     08/09/00      127,189,690
  40,000,000  CREDIT SUISSE FIRST BOSTON             6.05{::}     08/14/00       39,105,945
  28,500,000  CXC INCORPORATED                       6.07{::}     05/25/00       28,250,119
  65,000,000  DEUTSCHE BANK NY                       6.07{::}     10/10/00       64,985,473
  12,300,000  DORADA CORPORATION                     6.10{::}     09/14/00       11,958,198
  53,000,000  DORADA CORPORATION                     6.10{::}     09/15/00       51,518,209
  50,000,000  EUREKA SECURITIZATION
              INCORPORATED                           6.09{::}     05/24/00       49,568,625
  16,600,000  FIRST USA BANK                         5.99{::}     09/21/00       16,597,772
  19,485,000  FOUNTAIN SQUARE FUNDING
              CORPORATION                            6.08{::}     04/17/00       19,438,929
  10,000,000  GENERAL ELECTRIC CAPITAL
              CORPORATION                            5.83{::}     04/10/00        9,988,663
 250,000,000  GENERAL ELECTRIC CAPITAL
              CORPORATION                            6.05{::}     04/27/00      248,991,667
  50,000,000  GENERAL ELECTRIC CAPITAL
              SERVICES                               5.90{::}     05/11/00       49,688,611
  39,227,000  GIRO FUNDING CORPORATION               6.07{::}     05/03/00       39,028,577
  50,161,000  GIRO FUNDING CORPORATION               6.02{::}     04/05/00       50,144,224
  47,153,000  GIRO FUNDING CORPORATION               5.90{::}     04/10/00       47,098,905
  25,134,000  GIRO FUNDING CORPORATION               5.92{::}     04/11/00       25,100,935
 162,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.10{::}     08/25/00      158,047,200
   1,500,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.07{::}     08/31/00        1,500,000
  57,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.50{::}     12/22/00       57,000,000
  50,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           5.92{::}     05/10/00       49,695,778
  35,000,000  GRAND FUNDING CORPORATION              6.06{::}     05/23/00       34,705,417

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$105,341,000  GREENWICH FUNDING CORPORATION          5.91%{::}     04/10/00 $   105,220,048
  64,200,000  GREYHAWK CAPITAL CORPORATION           5.91{::}     05/11/00       63,799,499
  25,000,000  GREYHAWK FUNDING CORPORATION           5.91{::}     05/16/00       24,823,521
  10,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            5.95{::}     04/28/00        9,958,681
  32,329,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.09{::}     04/24/00       32,214,151
  75,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.09{::}     04/20/00       74,784,313
 150,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            5.89{::}     04/03/00      150,000,000
  55,616,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.03{::}     04/04/00       55,606,684
  65,940,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.09{::}     05/02/00       65,616,509
  23,500,000  IRISH PERMANENT TREASURY               5.88{::}     04/25/00       23,415,557
  86,100,000  IRISH PERMANENT TREASURY               6.15{::}     10/26/00       83,069,998
 100,000,000  IRISH PERMANENT TREASURY               5.93{::}     05/12/00       99,357,583
  50,000,000  IRISH PERMANENT TREASURY               5.93{::}     05/11/00       49,687,028
  50,000,000  IRISH PERMANENT TREASURY               5.88{::}     04/26/00       49,812,167
 100,000,000  IRISH PERMANENT TREASURY               5.94{::}     05/08/00       99,422,500
 119,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                           5.90{::}     05/18/00      118,122,375
  11,000,000  K2 USA LLC                             5.91{::}     05/30/00       10,897,068
  50,000,000  K2 USA LLC                             6.14{::}     07/17/00       49,104,584
 175,000,000  KBC COMMERCIAL PAPER TRUST             5.90{::}     04/07/00      174,885,278
  75,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            5.90{::}     04/04/00       74,987,708
  60,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            6.03{::}     04/05/00       59,979,900
  50,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            5.95{::}     05/26/00       49,562,014
  50,000,000  LINKS FINANCE                          5.93{::}     05/04/00       49,744,681
  12,678,000  LINKS FINANCE                          5.89{::}     04/26/00       12,630,292
  80,000,000  MOAT FUNDING LLC                       5.90{::}     04/06/00       79,960,667
   7,250,000  MOAT FUNDING LLC                       5.73{::}     05/09/00        7,208,458
 131,000,000  MOAT FUNDING LLC                       5.99{::}     05/09/00      130,249,369
 150,000,000  MOAT FUNDING LLC                       5.90{::}     04/25/00      149,459,167
 175,000,000  MORGAN STANLEY DEAN WITTER &
              COMPANY                                6.10{::}     06/20/00      172,687,084
  49,000,000  MORIARTY LIMITED                       5.93{::}     05/04/00       48,749,787
  80,000,000  MORIARTY LIMITED                       5.92{::}     05/10/00       79,513,245
  60,000,000  MORIARTY LIMITED                       5.91{::}     05/17/00       59,566,600
 100,000,000  MORIARTY LIMITED                       5.94{::}     05/22/00       99,191,500
 126,386,000  NEPTUNE FUNDING CORPORATION            6.08{::}     04/20/00      126,023,132
 101,179,000  OLD LINE FUNDING CORPORATION           5.90{::}     04/10/00      101,062,925
  22,613,000  OLD LINE FUNDING CORPORATION           5.93{::}     05/04/00       22,497,529
 150,000,000  PARK AVENUE RECEIVABLES
              CORPORATION                            5.91{::}     04/12/00      149,778,375
  54,834,000  PERRY II FUNDING ACE
              CORPORATION                            5.95{::}     05/01/00       54,580,240
  80,000,000  PERRY IV FUNDING CORPORATION           5.96{::}     04/17/00       79,814,578
  39,525,000  PREFERRED RECEIVABLES FUNDING
              CORPORATION                            5.94{::}     05/22/00       39,205,441
  55,206,000  PREFERRED RECEIVABLES FUNDING
              CORPORATION                            6.10{::}     05/30/00       54,672,802
  60,000,000  RECEIVABLES CAPITAL
              CORPORATION                            5.94{::}     04/14/00       59,891,100
  95,000,000  REGIONS BANK                           6.09{::}     10/10/00       94,971,701
  85,000,000  SALOMON SMITH BARNEY HOLDINGS          5.91{::}     05/05/00       84,553,467
 100,000,000  SALOMON SMITH BARNEY HOLDINGS          6.01{::}     04/07/00       99,933,222
 100,000,000  SALOMON SMITH BARNEY HOLDINGS          5.90{::}     04/10/00       99,885,278
  60,000,000  SHEFFIELD RECEIVABLES
              CORPORATION                            6.03{::}     04/03/00       60,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$ 34,800,000  SHEFFIELD RECEIVABLES
              CORPORATION                            6.10%{::}     05/26/00 $    34,487,477
  13,000,000  SIGMA FINANCE CORPORATION              5.92{::}     05/12/00       12,916,627
  40,500,000  SIGMA FINANCE CORPORATION              5.73{::}     05/23/00       40,177,688
  47,000,000  SIGMA FINANCE CORPORATION              5.95{::}     05/23/00       46,611,598
  34,000,000  SIGMA FINANCE CORPORATION              6.30{::}     09/22/00       32,976,600
 138,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.91{::}     04/06/00      137,932,035
  48,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.95{::}     05/18/00       47,643,000
  30,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.95{::}     05/08/00       29,826,458
  80,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.92{::}     04/07/00       79,947,378
  60,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            6.04{::}     04/07/00       59,959,733
  27,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.95{::}     04/11/00       26,964,300
  72,000,000  SURREY FUNDING                         5.92{::}     04/03/00       72,000,000
 249,000,000  SURREY FUNDING                         5.93{::}     04/03/00      249,000,000
  50,000,000  SYDNEY CAPITAL CORPORATION             5.95{::}     04/13/00       49,917,361
  24,425,000  SYDNEY CAPITAL CORPORATION             5.95{::}     05/01/00       24,311,967
  37,165,000  SYDNEY CAPITAL CORPORATION             5.90{::}     04/10/00       37,122,363
   3,340,000  SYDNEY CAPITAL CORPORATION             5.97{::}     04/18/00        3,331,691
  74,781,000  SYDNEY CAPITAL CORPORATION             6.07{::}     04/28/00       74,465,778
  33,136,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.93{::}     05/04/00       32,966,795
  45,567,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.93{::}     05/10/00       45,289,282
  80,792,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.89{::}     04/25/00       80,501,194
  34,376,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            6.01{::}     04/14/00       34,312,872
  23,472,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.93{::}     05/15/00       23,309,613
 178,800,000  TRIDENT CAPITAL FINANCE                5.90{::}     04/03/00      178,800,000
  95,000,000  TRIDENT CAPITAL FINANCE                5.91{::}     05/11/00       94,407,358
  21,000,000  WINDMILL FUNDING CORPORATION           6.06{::}     05/23/00       20,823,250

TOTAL COMMERCIAL PAPER (COST $9,313,828,771)                                  9,313,828,771
                                                                            ---------------
CORPORATE BONDS & NOTES - 12.11%
  66,750,000  ABBEY NATIONAL TREASURY
              SERVICE                                5.13        05/04/00        66,746,180
  94,000,000  ABBEY NATIONAL TREASURY
              SERVICE                                5.65        07/24/00        93,986,183
  80,000,000  BETA FINANCE INCORPORATED              6.77        03/15/01        80,000,000
  87,000,000  BETA FINANCE INCORPORATED              6.82        02/15/01        87,000,000
 150,000,000  BETA FINANCE INCORPORATED              6.83        02/20/01       150,000,000
  85,000,000  BETA FINANCE INCORPORATED              6.65        02/05/01        85,000,000
   7,800,000  CC USA INCORPORATED                    5.61        06/07/00         7,800,000
  65,250,000  CC USA INCORPORATED                    6.17        10/16/00        65,250,000
 113,000,000  CC USA INCORPORATED                    6.79        03/15/01       113,000,000
 140,000,000  CC USA INCORPORATED                    6.77        03/15/01       140,000,000
  95,000,000  CENTAURI CORPORATION                   6.66        02/04/01        95,000,000
  75,000,000  CREDIT SUISSE FIRST BOSTON             5.75        07/14/00        75,000,000
 110,000,000  DORADA FINANCE INCORPORATED            6.79        03/15/01       110,000,000
  80,000,000  DORADA FINANCE INCORPORATED            6.77        03/15/01        80,000,000
  80,000,000  FIRST UNION CORPORATION                5.80        07/03/00        80,000,000
 142,750,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.00        08/07/00       142,750,000
  63,250,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.10        09/25/00        63,250,000
   6,750,000  IBM CREDIT CORPORATION                 5.27        04/07/00         6,749,948
   2,000,000  JOHN DEERE CAPITAL                     5.73        07/13/00         1,999,680

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES (continued)
$ 21,445,000  SALOMON SMITH BARNEY                   6.70%       07/05/00   $    21,478,883
  75,000,000  SIGMA FINANCE INCORPORATED             6.10        10/23/00        75,000,000
 103,250,000  SIGMA FINANCE INCORPORATED             5.44        05/24/00       103,250,000
  24,750,000  TEXACO CAPITAL                         5.11        05/03/00        24,748,628
  70,000,000  U.S. BANK                              5.92         9/20/00        69,973,324

TOTAL CORPORATE BONDS & NOTES (COST
$1,837,982,826)                                                               1,837,982,826
                                                                            ---------------
FLOATING RATE FUNDING AGREEMENTS - 1.13%
   7,250,000  ALLSTATE LIFE INSURANCE
              COMPANY                                6.10        06/29/00         7,250,000
   7,250,000  GE LIFE & ANNUITY                      5.91        07/01/00         7,250,000
   7,250,000  GE LIFE & ANNUITY                      5.91        07/01/00         7,250,000
 150,000,000  TRANSAMERICA OCCIDENTAL LIFE
              INSURANCE COMPANY                      6.15        02/09/01       150,000,000

TOTAL FLOATING RATE FUNDING AGREEMENTS (COST
$171,750,000)                                                                   171,750,000
                                                                            ---------------
MASTER NOTES - 0.02%
   2,424,547  GENERAL ELECTRIC COMPANY++             6.00        04/06/00         2,424,547
                                                                            ---------------

TOTAL MASTER NOTES (COST $2,424,547)                                              2,424,547
                                                                            ---------------
MUNICIPAL DEMAND NOTES - 0.02%
   1,200,000  DURHAM NC COP SERIES B++               6.15        07/01/03         1,200,000
     190,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           190,000
     120,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           120,000
     360,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           360,000
     255,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           255,000
     155,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           155,000
     235,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           235,000
     200,000  PRINCE WILLIAM COUNTY VA
              TAXABLE NOTES SERIES A
              WACHOVIA BANK OF NORTH
              CAROLINA LOC++                         6.15        03/01/17           200,000

TOTAL MUNICIPAL DEMAND NOTES (COST
$2,715,000)                                                                       2,715,000
                                                                            ---------------
SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 0.03%
   4,300,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                        5.83{::}        08/01/00         4,221,021
                                                                            ---------------

TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT
NOTES (COST $4,221,021)                                                           4,221,021
                                                                            ---------------
SHORT-TERM FEDERAL AGENCIES - 0.09%
  10,000,000  FEDERAL HOME LOAN BANK                 5.26        05/26/00         9,999,584
   3,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            4.98        04/20/00         2,999,943

TOTAL SHORT-TERM FEDERAL AGENCIES (COST
$12,999,527)                                                                     12,999,527
                                                                            ---------------
TIME DEPOSITS - 0.73%
  10,348,090  MARSHALL & ILSLEY CORPORATION          6.19        04/03/00        10,348,090
 100,000,000  BARCLAYS BANK                          6.34        04/03/00       100,000,000

TOTAL TIME DEPOSITS (COST $110,348,090)                                         110,348,090
                                                                            ---------------
VARIABLE & FLOATING RATE BONDS - 0.49%
  75,000,000  AMERICAN EXPRESS CREDIT
              CORPORATION                            6.20        04/24/00        75,000,000
                                                                            ---------------

TOTAL VARIABLE & FLOATING RATE BONDS (COST
$75,000,000)                                                                     75,000,000
                                                                            ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
VARIABLE & FLOATING RATE CERTIFICATES OF DEPOSIT - 0.06%
$  8,500,000  SOUTH TRUST BANK                       6.16%       09/29/00   $     8,496,653
                                                                            ---------------

TOTAL VARIABLE & FLOATING RATE CERTIFICATES
OF DEPOSIT (COST $8,496,653)                                                      8,496,653
                                                                            ---------------
VARIABLE & FLOATING RATE NOTES - 7.95%
  70,000,000  BANK OF AMERICA                        6.16        04/05/00        69,999,851
   7,500,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.15        11/15/00         7,500,000
   3,750,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.11         9/15/00         3,749,667
 300,000,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.19        03/29/01       300,000,000
   7,250,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.12        06/16/00         7,250,427
  56,700,000  COMERICA BANK                          6.18        09/25/00        56,681,340
 100,000,000  DEUTSCHE BANK FINANCIAL
              INCORPORATED                           6.14        04/17/00        99,997,758
  23,000,000  FIRST UNION NATIONAL BANK              6.16        08/25/00        23,000,000
   4,750,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.16        07/14/00         4,750,489
 144,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.09        09/15/00       143,993,510
 300,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                           5.99        03/16/01       300,000,000
 155,000,000  MORGAN STANLEY DEAN WITTER &
              COMPANY                                6.00        03/16/01       155,000,000
  10,250,000  MORGAN STANLEY DEAN WITTER &
              COMPANY                                6.25        03/15/01        10,250,000
  16,750,000  NATIONAL CITY BANK                     6.15        09/29/00        16,743,555
   8,500,000  SIGMA FINANCE INCORPORATED             6.09        10/05/00         8,500,000

TOTAL VARIABLE & FLOATING RATE NOTES (COST
$1,207,416,597)                                                               1,207,416,597
                                                                            ---------------
REPURCHASE AGREEMENTS -- 5.64%
 175,000,000  DEUTSCHE BANK REPURCHASE
              AGREEMENT                              6.50        04/06/00       175,000,000
   1,211,991  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.05        04/03/00         1,211,991
 510,012,095  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.35        04/03/00       510,012,095
  20,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.42        04/03/00        20,000,000
 150,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.50        04/06/00       150,000,000

TOTAL REPURCHASE AGREEMENTS (COST
$856,224,086)                                                                   856,224,086
                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $15,106,775,258)*                     99.53% $15,106,775,258
OTHER ASSETS AND LIABILITIES NET             0.47       71,822,028
                                          -------  ---------------
TOTAL NET ASSETS                           100.00% $15,178,597,286
                                          -------  ---------------

{::} YIELD TO MATURITY.
 ++  VARIABLE RATE.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
MUNICIPAL SECURITIES - 99.21%
ALABAMA - 4.07%
$  9,500,000  ALABAMA SPECIAL CARE FACILITIES FINANCING
              AUTHORITY RV ASCENSION HEALTH CREDIT PROJECT
              SERIES B SALOMON SMITH BARNEY LOC++                        3.85%       11/15/39     $  9,500,000
     700,000  ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY
              PUTTERS SERIES 101 BANK OF NY INSURED++                    3.98        11/01/13          700,000
   3,000,000  JEFFERSON COUNTY AL SEWER RV PA 487 R++                    3.96        02/01/38        3,000,000

                                                                                                    13,200,000
                                                                                                  ------------
ALASKA - 0.06%
     200,000  ALASKA HOUSING FINANCE CORPORATION HOUSING RV
              SERIES 2-REG D MBIA INSURED++                              4.00        06/01/35          200,000
                                                                                                  ------------
ARIZONA - 0.10%

     200,000  COCHISE COUNTY AZ UNIVERSITY SD NO. 68 SIERRA
              VISTA SERIES B FGIC INSURED P/R 7/1/01 @ 101               7.63        07/01/10          203,894
     100,000  Sedona AZ Sewer RV Series A                                7.50        07/01/20          102,835
                                                                                                       306,729
                                                                                                  ------------
ARKANSAS - 1.79%
   5,800,000  FAYETTEVILLE AR PUBLIC FACILITIES BOARD RV
              BUTTERFIELD TRAIL VILLAGE DRESDNER BANK AG LOC++           4.00        09/01/27        5,800,000
                                                                                                  ------------
CALIFORNIA - 3.11%
  10,100,000  CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY
              STUDENT LOAN RV SERIES E-1 STUDENT LOAN MARKETING
              LOC++                                                      3.95        12/01/22       10,100,000
                                                                                                  ------------
COLORADO - 2.53%
     300,000  DENVER CO CITY & COUNTY SD #1 FRN PT 1135++                3.90        12/01/19          300,000
     700,000  DENVER CO CITY & COUNTY GO SERIES A                        5.60        08/01/00          703,893
     100,000  JEFFERSON COUNTY CO SD #R-001 TAX ANTICIPATION             4.50        06/30/00          100,179
     100,000  MOFFAT COUNTY CO PCR AMBAC INSURED++                       3.95        07/01/10          100,000
   7,000,000  PITKIN COUNTY CO IDR ASPEN SKIING PROJECT
              SERIES A FIRST NATIONAL BANK CHICAGO LOC++                 4.00        04/01/16        7,000,000

                                                                                                     8,204,072
                                                                                                  ------------
FLORIDA - 1.18%
     100,000  DADE COUNTY FL IDA RV GUARANTEED BY ADP
              INCORPORATED++                                             4.30        11/15/17          100,000
   3,000,000  DADE COUNTY FL WATER & SEWER RV FGIC INSURED               5.00        10/01/00        3,012,923
     700,000  LAUREL CLUB CERTIFICATE TRUST COP SERIES A SWISS
              BANK LOC++                                                 4.05        06/01/25          700,000

                                                                                                     3,812,923
                                                                                                  ------------
GEORGIA - 0.89%
   1,350,000  COBB COUNTY GA SD GO                                       6.00        02/01/01        1,370,652
     500,000  COBB COUNTY GA SD GO BANC OF AMERICA LOC                   4.38        12/29/00          501,447
     800,000  FULTON COUNTY GA RESIDENTIAL CARE FACILITIES
              HEALTH CARE RV LENBROOK SQUARE FOUNDATION RABOBANK
              NEDERLAND LOC++                                            4.00        01/01/18          800,000
     200,000  GEORGIA LOCAL GOVERNMENT COP SERIES PT 1060 MBIA
              INSURED++                                                  3.96        06/01/28          200,000

                                                                                                     2,872,099
                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
HAWAII - 0.66%
$    100,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE
              SPECIAL PURPOSE MORTGAGE RV KUAKINI MEDICAL CENTER
              PROJECT BANK OF HAWAII LOC++                               4.10%       07/01/04     $    100,000
     100,000  HAWAII STATE GO SERIES CQ FGIC INSURED                     5.00        10/01/00          100,479
   1,650,000  HAWAII STATE SERIES PA 483++                               3.96        03/01/14        1,650,000
     300,000  HONOLULU HI CITY & COUNTY FRN PT 1150 FGIC
              INSURED++                                                  3.96        07/01/15          300,000

                                                                                                     2,150,479
                                                                                                  ------------
ILLINOIS - 5.95%
     300,000  CHICAGO IL GO EQUIPMENT NOTES HARRIS TRUST &
              SAVINGS LOC MANDATORY PUT DATE 10/05/00                    3.90        01/01/06          300,000
   1,900,000  CHICAGO IL GO SERIES A LANDESBANK HESSEN LOC               3.90        01/03/02        1,900,000
     100,000  COOK COUNTY IL MUNICIPAL TRUST RECEIPTS
              SERIES SG-7 MBIA INSURED++                                 3.96        11/15/23          100,000
   2,200,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RV
              RESIDENTIAL RENTAL FNMA INSURED++                          3.95        04/01/24        2,200,000
     100,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RV AMERICAN
              COLLEGE OCCUPATIONAL LOC AMERICAN NATIONAL++               4.00        10/01/18          100,000
   1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RV REVCOR
              INCORPORATED PROJECT LASALLE NATIONAL BANK LOC++           4.00        06/01/08        1,000,000
   4,500,000  ILLINOIS HEALTH FACILITIES AUTHORITY RV MEMORIAL
              MEDICAL CENTER SERIES C KREDIETBANK N.V. LOC++             3.90        01/01/16        4,500,000
     800,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE
              RV EVANSTON HOSPITAL CORPORATION                           3.45        08/15/30          800,000
   5,200,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE
              RV CONDELL MEMORIAL HOSPITAL FIRST NATIONAL BANK
              OF CHICAGO LOC++                                           3.90        11/01/05        5,200,000
   2,100,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE
              RV SERIES 166 AMBAC INSURED++                              3.98        02/15/24        2,100,000
   1,000,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY RV SERIES B
              FSA INSURED++                                              3.95        01/01/17        1,000,000
     100,000  SPRINGFIELD IL TRANSPORTATION RV GUARANTEED BY
              ALLIED SIGNAL++                                            4.00        10/15/16          100,000

                                                                                                    19,300,000
                                                                                                  ------------
INDIANA - 5.28%
   6,670,000  INDIANA BOND BANK RV SERIES 277 MORGAN STANLEY
              DEAN WITTER LOC++                                          4.11        02/01/17        6,670,000
   7,600,000  INDIANA HFFA HOSPITAL RV SERIES 271, MBIA
              INSURED++                                                  4.11        11/01/19        7,600,000
     100,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY
              EDUCATIONAL FACILITIES RV LUTHERAN PROJECT FIRST
              OF AMERICA LOC++                                           4.00        10/01/17          100,000
   1,075,000  INDIANA STATE HFA MFHR PEDCOR INVESTMENTS M-A++            4.00        01/01/29        1,075,000
     100,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY RV
              BETHEL COLLEGE SERIES B BANK ONE INDIANA, LOC++            3.95        09/01/17          100,000
      90,000  INDIANAPOLIS IN ECONOMIC DEVELOPMENT RV VISITING
              NURSE SERVICE FOUNDATION FIRST OF AMERICA BANK
              LOC++                                                      4.00        03/01/13           90,000
   1,355,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK
              RV SERIES A                                                7.40        01/01/20        1,392,957
     105,000  PORTAGE IN ECONOMIC DEVELOPMENT RV PEDCOR
              INVESTMENTS PROJECT SERIES A FHLB INSURED++                4.00        08/01/30          105,000

                                                                                                    17,132,957
                                                                                                  ------------
IOWA - 0.22%
     200,000  DES MOINES IA IDR GRAND OFFICE PARK, GUARANTEED BY
              PRINCIPAL MUTUAL LIFE++                                    4.15        04/01/15          200,000
     100,000  IOWA HEFA RV ANTICIPATION NOTE, MORNINGSIDE
              PROJECT SERIES G                                           3.50        05/24/00          100,020
     200,000  MASON CITY IA IDR SUPERVALU INCORPORATED PROJECT
              WACHOVIA BANK LOC++                                        4.10        09/01/14          200,000
     200,000  URBANDALE IA IDR INTERSTATE ACRES L.P. PROJECT
              GUARANTEED BY PRINCIPAL MUTUAL LIFE INSURANCE++            4.05        12/01/14          200,000

                                                                                                       700,020
                                                                                                  ------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
KENTUCKY - 2.99%
$    100,000  KENTUCKY ASSET/LIABILITY RV TAX & REVENUE                  4.50%       06/28/00     $    100,154
   9,300,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY
              HOSPITAL FACILITIES RV HEALTH ALLIANCE PROJECT
              SERIES C MBIA INSURED++                                    3.85        01/01/22        9,300,000
     100,000  KENTUCKY STATE TURNPIKE AUTHORITY ECONOMIC
              DEVELOPMENT RV REVITALIZATION PROJECT P/R 5/15/00
              @ 101.5                                                    7.38        05/15/07          101,583
     200,000  KENTUCKY STATE TURNPIKE AUTHORITY RESOURCE
              RECOVERY ROAD RV SERIES 17 FSA INSURED++                   4.00        07/01/03          200,000

                                                                                                     9,701,737
                                                                                                  ------------
LOUISIANA - 8.48%
     100,000  CALCASIEU PARISH LA SALES TAX DISTRICT NO. 4 TAX
              RV ROAD IMPROVEMENT CREDIT DE FRANCE LOC++                 3.90        09/01/01          100,000
   4,600,000  JEFFERSON PARISH LA HOSPITAL SERVICES DISTRICT #2
              HEALTH CARE RV WEST JEFFERSON MEDICAL CENTER
              PROJECT++                                                  3.96        12/01/15        4,600,000
     100,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL RV
              WILLIS KNIGHTON MEDICAL CENTER PROJECT++                   4.00        09/01/25          100,000
   5,300,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL RV
              WILLIS KNIGHTON MEDICAL PROJECT AMBAC INSURED++            4.00        09/01/23        5,300,000
     500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL RV
              WILLIS KNIGHTON MEDICAL CENTER AMBAC INSURED++             4.00        09/01/27          500,000
   3,125,000  LOUISIANA STATE HEALTH EDUCATION AUTHORITY RV++            3.96        10/01/17        3,125,000
     300,000  NATCHITOCHES PARISH LA TRUST JOIST CORPORATION
              PROJECT WACHOVIA BANK LOC++                                4.20        10/01/00          300,000
   5,975,000  PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT
              FACILITIES RV INTERNATIONAL MARINE TERMINAL
              PROJECT SERIES B KREDIETBANK NV LOC OPTIONAL PUT
              3/15/01 @ 100                                              4.20        03/15/06        5,975,000
   5,000,000  PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT
              FACILITIES RV INTERNATIONAL MARINE TERMINAL
              PROJECT SERIES A KREDIETBANK NV LOC OPTIONAL PUT
              3/15/01 @ 100                                              4.20        03/15/06        5,000,000
   2,500,000  WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT NO.
              3 IDR DOW CHEMICAL CO. PROJECT++                           4.10        12/01/23        2,500,000

                                                                                                    27,500,000
                                                                                                  ------------
MAINE - 1.48%
   2,400,000  MAINE HEHFA RV PIPER SHORES SERIES B PARIBAS LOC++         4.00        01/01/29        2,400,000
   2,400,000  REGIONAL WASTE SYSTEMS INCORPORATED ME SOLID WASTE
              RECOVERY RV SERIES K++                                     4.00        07/01/12        2,400,000

                                                                                                     4,800,000
                                                                                                  ------------
MARYLAND - 5.08%
     500,000  HOWARD COUNTY MD CONSERVATIVE PUBLIC IMPROVEMENT
              GO SERIES A                                                3.07        04/14/00          499,971
     300,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED
              PROJECT GUARDIAN SAVINGS & LOAN LOC MANDATORY PUT
              6/1/00 @ 100                                               3.30        06/01/15          300,000
   9,090,000  MARYLAND STATE COMMUNITY DEVELOPMENT
              ADMINISTRATION DEPARTMENT HOUSING & COMMUNITY
              DEVELOPMENT RV BAYERISHCE HYPO-UNDE LOC++                  3.96        04/01/18        9,090,000
   6,600,000  MARYLAND STATE HEHFA RV CATHOLIC HEALTH SERIES B
              MORGAN GUARANTY TRUST LOC++                                3.95        12/01/15        6,600,000

                                                                                                    16,489,971
                                                                                                  ------------
MICHIGAN - 2.22%
     975,000  MICHIGAN STATE BUILDING AUTHORITY RV FACILITIES
              PROJECT SERIES II                                          5.00        10/15/00          980,805
   4,500,000  MICHIGAN STATE HIGHER EDUCATION LOAN RV
              SERIES XII-B AMBAC INSURED++                               3.90        10/01/13        4,500,000
      90,000  MICHIGAN STATE HOSPITAL FINANCIAL AUTHORITY RV,
              HOSPITAL EQUIPMENT LOAN PROGRAM SERIES A FIRST OF
              AMERICA LOC++                                              3.85        12/01/23           90,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
MICHIGAN (continued)
$  1,600,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION
              RV MERCY SERVICES FOR AGING PROJECT GOLDMAN
              SACHS & CO. LOC COLL USG P/R 5/15/00 @ 102                 9.40%       05/15/20     $  1,641,551

                                                                                                     7,212,356
                                                                                                  ------------
MINNESOTA - 5.59%
   1,500,000  CITY OF ROCHESTER SERIES B                                 3.60        04/10/00        1,500,000
   4,950,000  COHASSET MN IDR MINNESOTA POWER & LIGHT CO.
              PROJECT SERIES A AMN AMRO BANK N.V. LOC++                  4.00        06/01/20        4,950,000
   2,100,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS L.P. PROJECT
              FHLB LOC++                                                 3.85        05/01/27        2,100,000
   2,000,000  EDINA MN MFHR EDINA PARK PLAZA FHLMC LOC++                 3.85        12/01/29        2,000,000
     100,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT
              AUTHORITY HEALTH CARE SYSTEM HEALTHONE OBLIGATED
              GROUP PROJECT SERIES B                                     8.00        08/15/14          103,487
     200,000  MINNESOTA SD TAX & AID ANTICIPATION BORROWING
              PROGRAM COP TAX ANTICIPATION CERTIFICATES
              INDEBENTURE SERIES A                                       3.45        08/15/00          200,000
   3,500,000  MINNESOTA SD TAX & AID ANTICIPATION COP TAX
              ANTICIPATION CERTIFICATES INDEBENTURE SERIES A             4.25        02/28/01        3,501,430
     200,000  MINNESOTA STATE HEFA RV UNIVERSITY OF ST. THOMAS
              SERIES C++                                                 3.85        04/01/25          200,000
     400,000  MINNESOTA STATE HFA SFHR SERIES G                          3.45        01/01/17          400,000
     300,000  MINNESOTA STATE GO                                         4.50        06/01/00          300,586
   1,000,000  OLMSTED COUNTY MN HOUSING & REDEVELOPMENT
              AUTHORITY RV COLL BY USG P/R 2/1/01 @ 100                  7.00        02/01/13        1,022,253
     100,000  ST. LOUIS PARK MN HOSPITAL RV METHODIST HOSPITAL
              SERIES C AMBAC INSURED                                     7.25        07/01/18          102,775
   1,765,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
              UTILITIES RV CREDIT LOCAL DE FRANCE LOC++                  3.85        12/01/12        1,765,000

                                                                                                    18,145,531
                                                                                                  ------------
MISSOURI - 7.18%
     100,000  CALLAWAY COUNTY MO IDA HEALTH SYSTEM RV BANK OF
              AMERICA N.A. INSURED++                                     4.05        04/01/15          100,000
     100,000  KANSAS CITY MO IDA MFHR J.C. NICHOLS CO. PROJECT
              GUARANTEED BY PRINCIPAL MUTUAL LIFE INSURANCE++            4.20        05/01/15          100,000
     500,000  KANSAS CITY MO IDA MFHR COACH HOUSE II PROJECT
              GUARANTEED BY PRINCIPAL MUTUAL LIFE INSURANCE++            4.20        12/01/15          500,000
   5,100,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY STUDENT
              LOAN RV SERIES A GUARANTEED BY STUDENT LOANS++             3.95        12/01/05        5,100,000
   5,000,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY STUDENT
              LOAN RV SERIES A STATE STREET B&T CO. LOC++                3.95        06/01/17        5,000,000
     100,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD
              RECREATIONAL FACILITIES RV YMCA GREATER ST. LOUIS
              PROJECT SERIES B BANK OF AMERICA N.A. INSURED++            4.00        09/01/02          100,000
   6,300,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD LEASE
              RV MISSOURI ASSOCIATION MUNICIPAL UTILITIES LEASE
              PROJECT SPA -TRANSAMERICA LIFE INSURANCE++                 4.00        12/01/22        6,300,000
     100,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY RV SERIES G                                      3.50        04/29/00          100,019
     100,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY RV SERIES H                                      3.50        04/29/00          100,019
     900,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY RV SERIES A                                      3.50        04/29/00          900,172
   5,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES RV
              ROCKHURST COLLEGE AIB GROUP LOC++                          3.75        11/01/25        5,000,000

                                                                                                    23,300,210
                                                                                                  ------------
MONTANA - 0.13%
     415,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL
              FINANCE CONSTRUCTION INTERCAP PROGRAM RV++                 4.35        03/01/10          415,000
                                                                                                  ------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
NEBRASKA - 0.03%
$    100,000  NORFOLK NE IDR SUPERVALU INCORPORATED PROJECT
              WACHOVIA BANK OF GEORGIA LOC++                             4.10%       11/01/14     $    100,000
                                                                                                  ------------
NEVADA - 2.87%
   4,300,000  ABN AMRO LEASETOPS 2000-1 LEASETOPS CERTIFICATES
              ABN-AMRO BANK N.V. LOC++                                   4.28        08/07/02        4,300,000
   5,000,000  NEVADA STATE GO SERIES 36 D FGIC INSURED++                 4.00        11/01/25        5,000,000

                                                                                                     9,300,000
                                                                                                  ------------
NEW HAMPSHIRE - 0.06%
     200,000  NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITIES
              AUTHORITY RV MUNICIPAL TRUST RECEIPTS
              SERIES SG-19++                                             3.99        06/01/23          200,000
                                                                                                  ------------
NEW MEXICO - 0.46%
      95,000  ESPANOLA NM HEALTH CARE RV SERIES A LA SALLE
              NATIONAL BANK LOC++                                        4.10        11/15/10           95,000
   1,300,000  NEW MEXICO STATE TRAN SERIES A                             4.00        06/30/00        1,302,328
     100,000  SILVER CITY NM GO SERIES A LA SALLE NATIONAL BANK
              LOC++                                                      4.10        11/15/10          100,000

                                                                                                     1,497,328
                                                                                                  ------------
NEW YORK - 1.26%
   2,495,000  IBM TAX EXEMPT GRANTOR TRUST OTHER RV IBM PROJECT
              SERIES 1999-C++                                            4.11        03/14/06        2,495,000
     800,000  LONG ISLAND POWER AUTHORITY NY ELECTRIC SYSTEM RV
              FRN PA 586++                                               4.06        12/01/29          800,000
     285,000  NEW YORK STATE MEDICAL CARE FACILITIES FINANCE
              AGENCY HEALTH CARE RV CREDIT SUISSE LOC++                  3.75        02/15/13          285,000
     500,000  NEW YORK NY FRN SERIES PT 1038 MBIA INSURED++              3.96        08/01/16          500,000

                                                                                                     4,080,000
                                                                                                  ------------
NORTH CAROLINA - 0.03%
     100,000  NORTH CAROLINA MEDICAL CARE COMMUNITY HOSPITAL
              REVENUE VAR-MOSES H. CONE MEMORIAL HOSPITAL
              PROJECT++                                                  3.95        09/01/02          100,000
                                                                                                  ------------
OHIO - 0.09%
     200,000  HAMILTON COUNTY OH IDR COMMUNITY URBAN
              REDEVELOPMENT PROJECT NATIONAL WESTMINSTER LOC++           4.15        10/15/12          200,000
     100,000  WOOSTER OH IDR ALLEN GROUP INCORPORATED NATIONAL
              BANK OF DETROIT LOC++                                      4.10        12/01/10          100,000

                                                                                                       300,000
                                                                                                  ------------
OKLAHOMA - 0.50%
     100,000  OKLAHOMA COUNTY OK FINANCE AUTHORITY IDR PERRINE
              OFFICE PROJECT FGIC INSURED++                              4.25        12/01/14          100,000
   1,220,000  OKLAHOMA STATE WATER RESERVE BOARD STATE LOAN
              PROGRAM RV UNION BANK OF SWITZERLAND LOC MANDATORY
              PUT 9/1/00 @ 100                                           4.05        09/01/26        1,220,000
     300,000  TULSA OK TULSA IDA IDR YMCA OF GREATER TULSA
              PROJECT BANK OF AMERICA N.A. LOC++                         4.00        05/01/19          300,000

                                                                                                     1,620,000
                                                                                                  ------------
OREGON - 1.14%
     700,000  OREGON STATE HOUSING & COMMUNITY SERVICES
              DEPARTMENT SFHR SERIES D                                   3.20        04/13/00          700,000
   3,000,000  TRI-COUNTY METROPOLITAN TRANSPORTATION DISTRICT RV
              SERIES 142 MORGAN STANLEY DEAN WITTER LOC++                3.98        08/01/19        3,000,000

                                                                                                     3,700,000
                                                                                                  ------------
OTHER - 0.80%
   1,100,000  KOCH++                                                     4.12        10/06/03        1,100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
OTHER (continued)
$  1,500,000  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST
              SERIES 1999-2 AMBAC INSURED++                              4.33%       03/16/05     $  1,500,000

                                                                                                     2,600,000
                                                                                                  ------------
PENNSYLVANIA - 2.71%
   5,000,000  ALLEGHENY COUNTY PA GO SERIES C-34 MBIA-IBC
              INSURED                                                    8.50        02/15/01        5,181,002
     100,000  CHARTIERS VALLEY PA INDUSTRIAL & COMMERCIAL
              DEVELOPMENT AUTHORITY IDR GUARANTEED BY ADP
              INCORPORATED++                                             4.30        11/15/17          100,000
     100,000  PENNSYLVANIA INTERGOVERNMENTAL COOPERATIVE
              AUTHORITY SPECIAL TAX RV MBIA INSURED++                    3.96        06/15/23          100,000
   2,200,000  QUAKERTOWN PA GENERAL AUTHORITY RV POOLED
              FINANCING PROGRAM SERIES A PNC BANK LOC++                  4.00        06/01/28        2,200,000
     100,000  QUAKERTOWN PA HEALTH CARE RV HOSPITAL GROUP POOLED
              FINANCING SERIES A PNC BANK LOC++                          4.00        07/01/26          100,000
   1,100,000  QUAKERTOWN PA HEALTH CARE RV HOSPITAL GROUP POOLED
              FINANCING PNC BANK LOC++                                   4.00        07/01/05        1,100,000

                                                                                                     8,781,002
                                                                                                  ------------
PUERTO RICO - 0.49%
   1,600,000  PUERTO RICO COMMONWEALTH OTHER RV SERIES D BANK OF
              NEW YORK LOC++                                             3.85        07/30/00        1,600,000
                                                                                                  ------------
RHODE ISLAND - 0.77%
   2,445,000  RHODE ISLAND MANDATORY PUT 5/15/00 @ 100                   6.00        05/15/02        2,501,390
                                                                                                  ------------
SOUTH CAROLINA - 4.96%
     800,000  PIEDMONT MUNICIPAL POWER AGENCY SC ELECTRIC RV
              SERIES B MBIA INSURED++                                    3.90        01/01/19          800,000
  15,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
              ECONOMIC DEVELOPMENT RV SERIES 338++                       4.06        12/01/00       15,000,000
     300,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY RV
              SERIES SG-2 MBIA INSURED++                                 3.96        07/01/21          300,000

                                                                                                    16,100,000
                                                                                                  ------------
SOUTH DAKOTA - 1.11%
   3,600,000  WATERTOWN SD IDA RV SUPERVALU INCORPORATED PROJECT
              WACHOVIA BANK & TRUST LOC++                                4.00        09/01/14        3,600,000
                                                                                                  ------------
TENNESSEE - 1.41%
   2,467,500  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
              COUNTY TN SERIES 251++                                     4.11        05/15/18        2,467,500
     100,000  METROPOLITAN GOVERNMENTS OF NASHVILLE & DAVIDSON
              COUNTIES TN HEALTH & EDUCATION FACILITIES RV
              ALIVE HOSPICE INC PROJECT++                                4.00        08/01/19          100,000
   2,000,000  TENNESSEE HOUSING DEVELOPMENT AGENCY HOUSING RV
              SERIES 281 MORGAN STANLEY DEAN WITTER LOC++                4.21        01/01/19        2,000,000

                                                                                                     4,567,500
                                                                                                  ------------
TEXAS - 12.27%
     600,000  AUSTIN TX UTILITIES SYSTEM RV SERIES G AMBAC
              INSURED++                                                  3.96        11/15/11          600,000
   4,000,000  BEXAR COUNTY TX                                            3.95        05/03/00        4,000,000
     200,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION MFHR
              BONDS PARK HILL DEVELOPMENT PROJECT SERIES B
              GUARANTEED BY NEW ENGLAND MUTUAL LIFE INSURANCE
              CO.++                                                      3.90        06/01/05          200,000
   2,500,000  BRAZOS TX HIGHER EDUCATION AUTHORITY INCORPORATED
              EDUCATIONAL FACILITIES RV SERIES B STUDENT LOAN
              MARKETING LOC++                                            3.90        06/01/23        2,500,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
TEXAS (continued)
$ 14,800,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
              CORPORATION HOSPITAL RV MEMORIAL HOSPITAL SYSTEM
              PROJECT SERIES B MBIA INSURED                              3.85%       06/01/24     $ 14,800,000
     200,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION ARBOR
              II LIMITED PROJECT                                         4.00        10/01/05          200,000
     100,000  HOUSTON TX WATER & SEWER SYSTEMS RV MUNICIPAL
              TRUST RECEIPTS SERIES SG 120 FGIC INSURED++                3.96        12/01/23          100,000
   2,000,000  LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATE
              RV ST. JOSEPH HEALTH SYSTEM++                              5.00        07/01/00        2,004,143
   2,200,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY
              INCORPORATED STUDENT LOAN RV SERIES A AMBAC
              INSURED++                                                  3.95        04/01/36        2,200,000
   5,000,000  SOUTH TEXAS HIGHER EDUCATION AUTHORITY
              INCORPORATED EDUCATIONAL FACILITIES RV SERIES Z
              MBIA INSURED++                                             3.90        12/01/03        5,000,000
     100,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY
              AFFAIRS SFHR SERIES PT 136 MBIA INSURED++                  3.99        03/01/17          100,000
   3,000,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY
              AFFAIRS MFHR SERIES 1215++                                 4.14        12/01/39        3,000,000
     300,000  TEXAS STATE FRN PA 560++                                   3.96        08/01/24          300,000
   1,795,000  TEXAS STATE GO PUBLIC FINANCE AUTHORITY SERIES B           5.25        10/01/00        1,806,631
   3,000,000  TEXAS STATE TRAN SERIES A                                  4.50        08/31/00        3,009,364

                                                                                                    39,820,138
                                                                                                  ------------
UTAH - 1.54%
   5,000,000  INTERMOUNTAIN POWER AGENCY POWER SUPPLY RV
              SERIES E AMBAC INSURED OPTIONAL PUT 9/15/00 @ 100          3.63        07/01/14        5,000,000
                                                                                                  ------------
VERMONT - 0.68%
   2,200,000  VERMONT HFA SFHR SERIES 11B                                3.70        09/07/00        2,200,000
                                                                                                  ------------
VIRGINIA - 0.92%
   2,995,000  VIRGINIA STATE PUBLIC SCHOOL AUTHORITY PUTTERS
              SERIES 109++                                               3.98        08/01/17        2,995,000
                                                                                                  ------------
WASHINGTON - 5.58%
   1,000,000  LAKE TAPPS PARKWAY WA++                                    4.00        12/01/19        1,000,000
   4,000,000  PORT ANACORTES WA IDA                                      3.90        07/11/00        4,000,000
   3,000,000  PORT LONGVIEW WA INDUSTRIAL DEVELOPMENT++                  3.90        12/01/14        3,000,000
   2,500,000  SEATTLE WA IDR LONGVIEW FIBRE CO.++                        4.10        01/01/03        2,500,000
   3,000,000  SEATTLE WA MUNICIPAL LIGHT & POWER                         3.95        05/04/00        3,000,000
     300,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER RV
              NUCLEAR PROJECT #1 MUNICIPAL SECURITIES TRUST
              RECEIPTS SERIES CMC2++                                     3.95        07/01/07          300,000
     700,000  WASHINGTON STATE EDA RV PACIFIC COAST SCHREDDING
              SERIES D++                                                 4.15        08/01/14          700,000
   3,315,000  WASHINGTON STATE HOUSING FINANCE COMMISSION
              NONPROFIT HOUSING RV U.S. BANK N.A. LOC++                  3.90        07/01/11        3,315,000
     300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM
              NUCLEAR PROJECT #2 POWER RV AMBAC INSURED++                3.95        07/01/07          300,000

                                                                                                    18,115,000
                                                                                                  ------------
WASHINGTON D.C. - 0.39%
   1,265,000  DISTRICT OF COLUMBIA++                                     3.96        06/01/10        1,265,000
                                                                                                  ------------
WISCONSIN - 0.09%
     100,000  PORTAGE COUNTY WI BOND ANTICIPATION NOTES                  4.50        06/01/00          100,000
     100,000  WISCONSIN STATE HEHFA RV SERIES PA 183 MBIA
              INSURED++                                                  3.96        08/15/17          100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                       INTEREST RATE  MATURITY DATE+      VALUE
WISCONSIN (continued)
$    100,000  WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW
              MANAGEMENT PROGRAM COP RV SERIES A-2                       3.80%       09/28/00     $    100,000

                                                                                                       300,000
                                                                                                  ------------
WYOMING - 0.06%
     200,000  UNITA COUNTY WY PCR CHEVRON U.S.A. INCORPORATED
              PROJECT                                                    3.85        08/15/20          200,000
                                                                                                  ------------

TOTAL MUNICIPAL SECURITIES (COST $321,886,442)                                                     321,886,442
                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $321,886,442)*                        99.21%  $321,886,442
OTHER ASSETS AND LIABILITIES NET             0.79      2,565,508
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $324,451,950
                                          -------   ------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
 ++  VARIABLE RATE.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
U.S. TREASURY SECURITIES - 77.78%
U. S. TREASURY BILLS - 48.45%
$ 50,000,000  U.S. TREASURY BILLS                    5.79{::}%     06/29/00 $   49,330,584
  34,500,000  U.S. TREASURY BILLS                    6.11{::}     04/18/00      34,413,659
  75,000,000  U.S. TREASURY BILLS                    5.50{::}     04/20/00      74,810,875
 100,000,000  U.S. TREASURY BILLS                    6.09{::}     04/20/00      99,717,476
 120,000,000  U.S. TREASURY BILLS                    5.71{::}     04/27/00     119,557,000
   1,265,000  U.S. TREASURY BILLS                    5.73{::}     04/27/00       1,260,210
  75,000,000  U.S. TREASURY BILLS                    5.84{::}     04/27/00      74,714,750
 125,000,000  U.S. TREASURY BILLS                    5.73{::}     05/04/00     124,396,952
  75,000,000  U.S. TREASURY BILLS                    6.06{::}     04/18/00      74,813,750
  50,000,000  U.S. TREASURY BILLS                    5.70{::}     05/25/00      49,601,334
  50,000,000  U.S. TREASURY BILLS                    6.01{::}     08/31/00      48,800,000
  75,000,000  U.S. TREASURY BILLS                    5.58{::}     05/25/00      74,420,959

                                                                               825,837,549
                                                                            --------------
TREASURY NOTES - 29.33%
  50,000,000  U.S. TREASURY NOTES                    5.50        04/15/00       49,992,937
  50,000,000  U.S. TREASURY NOTES                    5.63        04/30/00       49,997,856
 150,000,000  U.S. TREASURY NOTES                    6.75        04/30/00      150,095,167
 100,000,000  U.S. TREASURY NOTES                    6.38        05/15/00      100,068,510
  75,000,000  U.S. TREASURY NOTES                    6.00        08/15/00       74,951,601
  35,000,000  U.S. TREASURY NOTES                    4.50        09/30/00       34,692,717
  40,000,000  U.S. TREASURY NOTES                    6.25        08/31/00       39,995,464

                                                                               499,794,252
                                                                            --------------

TOTAL U.S. TREASURY SECURITIES (COST
$1,325,631,801)                                                              1,325,631,801
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,325,631,801)*                      77.78% $1,325,631,801
OTHER ASSETS AND LIABILITIES, NET           22.22     378,664,845
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,704,296,646
                                          -------  --------------

{::} YIELD TO MATURITY.
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS $1,325,646,092.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
U. S. TREASURY SECURITIES- 61.76%
U. S. TREASURY BILLS - 24.18%
$ 30,000,000  U.S. TREASURY BILLS                    5.94{::}%     08/31/00 $   29,279,376
  50,000,000  U.S. TREASURY BILLS                    6.00{::}     04/20/00      49,858,738
  25,000,000  U.S. TREASURY BILLS                    5.75{::}     04/27/00      24,905,167
  50,000,000  U.S. TREASURY BILLS                    5.75{::}     04/27/00      49,810,334
  50,000,000  U.S. TREASURY BILLS                    5.60{::}     06/08/00      49,498,583
  75,000,000  U.S. TREASURY BILLS                    5.75{::}     04/27/00      74,715,250

                                                                               278,067,448
                                                                            --------------
U.S. TREASURY NOTES - 37.58%
  95,730,000  U.S. TREASURY NOTES                    5.38        07/31/00       95,588,495
  50,000,000  U.S. TREASURY NOTES                    5.50        05/31/00       49,984,482
  36,690,000  U.S. TREASURY NOTES                    5.75        10/31/00       36,708,079
  50,000,000  U.S. TREASURY NOTES                    5.63        04/30/00       50,005,584
  55,000,000  U.S. TREASURY NOTES                    6.75        04/30/00       55,043,475
  25,000,000  U.S. TREASURY NOTES                    6.25        05/31/00       25,022,958
  40,000,000  U.S. TREASURY NOTES                    5.38        06/30/00       39,953,250
  50,000,000  U.S. TREASURY NOTES                    6.00        08/15/00       49,976,053
  30,000,000  U.S. TREASURY NOTES                    5.13        08/31/00       29,945,181

                                                                               432,227,557
                                                                            --------------

TOTAL U. S. TREASURY SECURITIES (COST
$710,295,005)                                                                  710,295,005
                                                                            --------------
REPURCHASE AGREEMENTS - 38.08%
 230,000,000  BEAR STEARNS REPURCHASE
              AGREEMENT                              6.10        04/03/00      230,000,000
 115,000,000  DEUTSCHE BANK REPURCHASE
              AGREEMENT                              6.10        04/03/00      115,000,000
  35,587,805  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.05        04/03/00       35,587,805
  30,000,000  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.10        04/03/00       30,000,000
   2,450,000  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.15        04/03/00        2,450,000
  25,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.20        04/03/00       25,000,000

TOTAL REPURCHASE AGREEMENTS (COST
$438,037,805)                                                                  438,037,805
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,148,332,810)*                      99.84% $1,148,332,810
OTHER ASSETS AND LIABILITIES, NET            0.16       1,848,629
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,150,181,439
                                          -------  --------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS        STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2000
--------------------------------------------------------------------------------

                                  CALIFORNIA TAX-FREE
                                    MONEY MARKET FUND
-----------------------------------------------------

ASSETS
INVESTMENTS:
IN SECURITIES AT AMORTIZED
  COST........................      $2,524,934,435
CASH..........................           1,522,306
RECEIVABLE FOR INTEREST AND
  OTHER RECEIVABLES...........          22,448,772
RECEIVABLE FOR INVESTMENTS
  SOLD........................                   0
RECEIVABLE FOR FUND SHARES
  ISSUED......................                   0
PREPAID EXPENSES AND OTHER
  ASSETS......................                   0
                                    --------------
TOTAL ASSETS..................       2,548,905,513
                                    --------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                   0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....           1,305,465
  PAYABLE TO OTHER RELATED
    PARTIES...................             921,117
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............             286,080
  DIVIDENDS PAYABLE...........           5,805,443
                                    --------------
TOTAL LIABILITIES.............           8,318,105
                                    --------------
TOTAL NET ASSETS..............      $2,540,587,408
                                    --------------

NET ASSETS CONSIST OF:
-----------------------------------------------------
  PAID-IN CAPITAL.............      $2,541,251,553
  UNDISTRIBUTED NET INVESTMENT
    INCOME....................                   0
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............            (664,145)
                                    --------------
TOTAL NET ASSETS..............      $2,540,587,408
                                    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
SHARE
-----------------------------------------------------
NET ASSETS - CLASS A..........      $2,464,890,444
SHARES OUTSTANDING -
  CLASS A.....................       2,465,559,308
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS A.....................      $         1.00
NET ASSETS - CLASS B..........                 N/A
SHARES OUTSTANDING -
  CLASS B.....................                 N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................                 N/A
NET ASSETS - SERVICE CLASS....      $   75,696,964(1)
SHARES OUTSTANDING - SERVICE
  CLASS.......................          75,697,214(1)
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE - SERVICE
  CLASS.......................      $         1.00(1)
                                    --------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2000        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                      GOVERNMENT                       NATIONAL TAX-FREE       100% TREASURY       TREASURY PLUS
                               MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
IN SECURITIES AT AMORTIZED
  COST........................  $ 3,527,583,897     $15,106,775,258      $321,886,442       $1,325,631,801      $1,148,332,810
CASH..........................                0                   0           143,358                1,133               1,994
RECEIVABLE FOR INTEREST AND
  OTHER RECEIVABLES...........       12,056,298          92,698,379         2,023,332           10,083,156           7,368,769
RECEIVABLE FOR INVESTMENTS
  SOLD........................                0                   0           800,021                    0                   0
RECEIVABLE FOR FUND SHARES
  ISSUED......................                0                   0                 0          376,046,414                   0
PREPAID EXPENSES AND OTHER
  ASSETS......................          206,396                   0                 0                   20                   0
                                ---------------     ---------------      ------------       --------------      --------------
TOTAL ASSETS..................    3,539,846,591      15,199,473,637       324,853,153        1,711,762,524       1,155,703,573
                                ---------------     ---------------      ------------       --------------      --------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................       29,999,700                   0                 0                    0                   0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....        1,428,706           8,216,348           132,777              667,658             595,506
  PAYABLE TO OTHER RELATED
    PARTIES...................          310,943           3,754,685            42,654               23,665              15,748
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............          346,987           1,390,348           155,035              185,221             141,973
  DIVIDENDS PAYABLE...........       14,844,550           7,514,970            70,737            6,589,334           4,768,907
                                ---------------     ---------------      ------------       --------------      --------------
TOTAL LIABILITIES.............       46,930,886          20,876,351           401,203            7,465,878           5,522,134
                                ---------------     ---------------      ------------       --------------      --------------
TOTAL NET ASSETS..............  $ 3,492,915,705     $15,178,597,286      $324,451,950       $1,704,296,646      $1,150,181,439
                                ---------------     ---------------      ------------       --------------      --------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $ 3,493,101,342     $15,178,588,476      $324,451,954       $1,705,308,048      $1,150,226,123
  UNDISTRIBUTED NET INVESTMENT
    INCOME....................                0                   0                 0              168,885                   0
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............         (185,637)              8,810                (4)          (1,180,287)            (44,684)
                                ---------------     ---------------      ------------       --------------      --------------
TOTAL NET ASSETS..............  $ 3,492,915,705     $15,178,597,286      $324,451,950       $1,704,296,646      $1,150,181,439
                                ---------------     ---------------      ------------       --------------      --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........  $    58,960,115(1)  $13,441,754,489      $324,451,950       $    2,046,604(1)   $1,150,181,439
SHARES OUTSTANDING -
  CLASS A.....................       58,964,516(1)   13,441,511,986       324,459,086            2,046,604(1)    1,150,263,397
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS A.....................  $          1.00(1)  $          1.00      $       1.00       $         1.00(1)   $         1.00
NET ASSETS - CLASS B..........              N/A     $ 1,736,842,797               N/A                  N/A                 N/A
SHARES OUTSTANDING -
  CLASS B.....................              N/A       1,736,794,497               N/A                  N/A                 N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................              N/A     $          1.00               N/A                  N/A                 N/A
NET ASSETS - SERVICE CLASS....  $ 3,433,955,590                 N/A               N/A       $1,702,250,042                 N/A
SHARES OUTSTANDING - SERVICE
  CLASS.......................    3,434,315,433                 N/A               N/A        1,703,260,160                 N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE - SERVICE
  CLASS.......................  $          1.00                 N/A               N/A       $         1.00                 N/A
                                ---------------     ---------------      ------------       --------------      --------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                     STATEMENT OF OPERATIONS -- MARCH 31, 2000
--------------------------------------------------------------------------------

                           CALIFORNIA TAX-FREE            GOVERNMENT
                            MONEY MARKET FUND         MONEY MARKET FUND
                           -------------------  ------------------------------
                                       FOR THE      FOR THE TEN        FOR THE
                                    YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                MARCH 31, 2000   MARCH 31, 2000   MAY 31, 1999
------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............   $      75,215,719   $  155,646,185   $148,270,463
                            -----------------   --------------   ------------
TOTAL INVESTMENT
  INCOME.................          75,215,719      155,646,185    148,270,463
                            -----------------   --------------   ------------

EXPENSES
    ADVISORY FEES........          10,018,980        6,926,086      3,827,097
    ADMINISTRATION
      FEES...............           3,611,053        3,580,993      2,855,914
    CUSTODY..............             446,613          436,835        300,591
    SHAREHOLDER SERVICING
      FEES...............           6,663,703           59,314              0
    PORTFOLIO ACCOUNTING
      FEES...............             384,177          112,780         64,750
    TRANSFER AGENT
      A SHARES...........           1,238,432            2,373(1)          N/A
      B SHARES/E
        SHARES...........                 N/A              N/A            N/A
      I SHARES/
        ADMINISTRATIVE
        SHARES...........                 N/A              N/A            N/A
      S SHARES/SERVICE
        CLASS............               1,878(1)      3,823,142     7,139,786
    DISTRIBUTION FEES
      B SHARES/E
        SHARES...........                 N/A              N/A            N/A
      S SHARES/SERVICE
        CLASS............                 N/A              N/A            N/A
    LEGAL AND AUDIT
      FEES...............             177,819           56,005         56,163
    REGISTRATION FEES....              99,277          165,842        301,672
    DIRECTORS' FEES......               2,731           18,396         32,082
    SHAREHOLDER
      REPORTS............             147,397          149,407        164,904
    OTHER................              89,481           59,288         69,402
                            -----------------   --------------   ------------
TOTAL EXPENSES...........          22,881,541       15,390,461     14,812,361
                            -----------------   --------------   ------------
LESS:
    WAIVED FEES AND
      REIMBURSED
      EXPENSES...........          (7,309,075)      (1,030,495)      (532,406)
    NET EXPENSES.........          15,572,466       14,359,966     14,279,955
                            -----------------   --------------   ------------
NET INVESTMENT INCOME....          59,643,253      141,286,219    133,990,508
                            -----------------   --------------   ------------
    NET REALIZED GAIN
      (LOSS) FROM
      INVESTMENTS........            (372,792)        (184,488)       204,634
                            -----------------   --------------   ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............   $      59,270,461   $  141,101,731   $134,195,142
                            -----------------   --------------   ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- MARCH 31, 2000                     MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                              NATIONAL TAX-FREE MONEY MARKET    100% TREASURY MONEY MARKET      TREASURY PLUS
                           MONEY MARKET FUND               FUND                            FUND               MONEY MARKET FUND
                           -----------------  ------------------------------  ------------------------------  -----------------
                                     FOR THE      FOR THE TEN        FOR THE      FOR THE TEN        FOR THE            FOR THE
                                  YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED         YEAR ENDED
                              MARCH 31, 2000   MARCH 31, 2000   MAY 31, 1999   MARCH 31, 2000   MAY 31, 1999     MARCH 31, 2000
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $     692,439,976  $   18,715,551   $ 39,625,210   $   73,431,480   $ 77,059,458   $      93,323,239
                           -----------------  --------------   ------------   --------------   ------------   -----------------
TOTAL INVESTMENT
  INCOME.................        692,439,976      18,715,551     39,625,210       73,431,480     77,059,458          93,323,239
                           -----------------  --------------   ------------   --------------   ------------   -----------------

EXPENSES
    ADVISORY FEES........         50,035,349       1,792,697      3,911,866        3,550,434      2,328,016           5,088,643
    ADMINISTRATION
      FEES...............         18,763,256         613,117      1,221,486        1,791,913      1,606,680           2,782,739
    CUSTODY..............          2,282,590          69,939        132,896          221,786        175,668             325,018
    SHAREHOLDER SERVICING
      FEES...............         34,245,518         194,779              0              951              0           3,776,994
    PORTFOLIO ACCOUNTING
      FEES...............          1,616,411          83,939         97,750           82,385         61,750             356,566
    TRANSFER AGENT
      A SHARES...........         13,016,151          87,711        106,325              114(1)          N/A            195,815
      B SHARES/E
        SHARES...........            125,552             N/A            N/A              N/A            N/A             177,972
      I SHARES/
        ADMINISTRATIVE
        SHARES...........                N/A             N/A            N/A              N/A            N/A              49,052
      S SHARES/SERVICE
        CLASS............            434,288         459,739      1,136,425        1,812,990      4,016,700             162,627
    DISTRIBUTION FEES
      B SHARES/E
        SHARES...........          4,708,200             N/A            N/A              N/A            N/A                 N/A
      S SHARES/SERVICE
        CLASS............          5,968,383             N/A            N/A              N/A            N/A                 N/A
    LEGAL AND AUDIT
      FEES...............            775,776          22,937         32,150           19,730         36,345             150,577
    REGISTRATION FEES....          1,384,579          75,226         64,062           28,663         61,086             169,234
    DIRECTORS' FEES......              3,790           7,487         13,813            8,002         19,040               4,082
    SHAREHOLDER
      REPORTS............            990,017          16,591         67,636           32,077         90,650             148,484
    OTHER................            405,497          31,968         75,772          154,276         45,529             101,405
                           -----------------  --------------   ------------   --------------   ------------   -----------------
TOTAL EXPENSES...........        134,755,357       3,456,130      6,860,181        7,703,321      8,441,464          13,489,208
                           -----------------  --------------   ------------   --------------   ------------   -----------------
LESS:
    WAIVED FEES AND
      REIMBURSED
      EXPENSES...........        (30,308,728)       (760,591)    (1,469,730)      (1,115,606)    (1,050,582)         (3,697,134)
    NET EXPENSES.........        104,446,629       2,695,539      5,390,451        6,587,715      7,390,882           9,792,074
                           -----------------  --------------   ------------   --------------   ------------   -----------------
NET INVESTMENT INCOME....        587,993,347      16,020,012     34,234,759       66,843,765     69,668,576          83,531,165
                           -----------------  --------------   ------------   --------------   ------------   -----------------
    NET REALIZED GAIN
      (LOSS) FROM
      INVESTMENTS........             (9,727)        116,407          6,112         (856,341)       101,345             (61,221)
                           -----------------  --------------   ------------   --------------   ------------   -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $     587,983,620  $   16,136,419   $ 34,240,871   $   65,987,424   $ 69,769,921   $      83,469,944
                           -----------------  --------------   ------------   --------------   ------------   -----------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             CALIFORNIA TAX-FREE MONEY MARKET
                                           FUND
                           ------------------------------------
                                    FOR THE             FOR THE
                                 YEAR ENDED          YEAR ENDED
                             MARCH 31, 2000      MARCH 31, 1999
---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $  2,246,122,877    $  2,118,881,359
OPERATIONS:
NET INVESTMENT INCOME....        59,643,253          52,641,127
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............          (372,792)           (121,194)
                           ----------------    ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............        59,270,461          52,519,933
                           ----------------    ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............       (59,135,379)        (52,641,127)
    ADMINISTRATIVE
     SHARES..............               N/A                 N/A
    B SHARES/E SHARES....               N/A                 N/A
    I SHARES.............               N/A                 N/A
    S SHARES/SERVICE
     CLASS...............          (507,874)(1)              N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......     3,663,360,428       3,191,791,394
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        50,547,941          45,918,774
  COST OF SHARES REDEEMED
    - CLASS A............    (3,494,768,260)     (3,110,347,456)
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................       219,140,109         127,362,712
                           ----------------    ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS B/CLASS E......               N/A                 N/A
REINVESTMENT OF DIVIDENDS
  - CLASS B/CLASS E......               N/A                 N/A
COST OF SHARES REDEEMED -
  CLASS B/CLASS E........               N/A                 N/A
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........               N/A                 N/A
                           ----------------    ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS S/SERVICE
  CLASS..................       102,151,332(1)              N/A
REINVESTMENT OF DIVIDENDS
  - CLASS S/SERVICE
  CLASS..................           310,610(1)              N/A
COST OF SHARES REDEEMED -
  CLASS S/SERVICE
  CLASS..................       (26,764,728)(1)              N/A
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS S/SERVICE
  CLASS..................        75,697,214(1)              N/A
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       294,464,531         127,241,518
                           ----------------    ----------------

NET ASSETS:
---------------------------------------------------------------
  ENDING NET ASSETS......  $  2,540,587,408    $  2,246,122,877

SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............     3,663,360,394       3,191,791,394
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        50,547,946          45,918,774
  SHARES REDEEMED -
    CLASS A..............    (3,494,768,069)     (3,110,347,456)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................       219,140,271         127,362,712
  SHARES SOLD -
    CLASS B/CLASS E......               N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......               N/A                 N/A
  SHARES REDEEMED -
    CLASS B/CLASS E......               N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B/CLASS E........               N/A                 N/A
  SHARES SOLD -
    CLASS S/SERVICE
    CLASS................       102,151,332(1)              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS................           310,610(1)              N/A
  SHARES REDEEMED -
    CLASS S/SERVICE
    CLASS................       (26,764,728)(1)              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S/SERVICE
  CLASS..................        75,697,214(1)              N/A

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $              0    $              0
                           ----------------    ----------------

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                            GOVERNMENT MONEY MARKET FUND                             MONEY MARKET FUND
                             ----------------------------------------------------------    --------------------------------------
                                    FOR THE TEN             FOR THE             FOR THE               FOR THE             FOR THE
                                   MONTHS ENDED          YEAR ENDED          YEAR ENDED            YEAR ENDED          YEAR ENDED
                             MARCH 31, 2000 (2)        MAY 31, 1999        MAY 31, 1998    MARCH 31, 2000 (3)      MARCH 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....     $  3,368,533,822     $  2,260,207,846    $  1,912,574,006     $ 10,296,401,223     $  7,662,756,836
OPERATIONS:
NET INVESTMENT INCOME....          141,286,219          133,990,508         114,966,133          587,993,347          403,472,313
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............             (184,488)             204,634             (48,377)              (9,727)             166,441
                              ----------------     ----------------    ----------------     ----------------     ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          141,101,731          134,195,142         114,917,756          587,983,620          403,638,754
                              ----------------     ----------------    ----------------     ----------------     ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............           (1,181,705)(1)              N/A                 N/A         (530,116,391)        (359,769,107)
    ADMINISTRATIVE
     SHARES..............                  N/A                  N/A                 N/A                  N/A                  N/A
    B SHARES/E SHARES....                  N/A                  N/A                 N/A          (27,568,972)                 N/A
    I SHARES.............                  N/A                  N/A                 N/A                  N/A                  N/A
    S SHARES/SERVICE
     CLASS...............         (140,104,514)        (133,990,508)       (114,966,133)         (30,307,984)(4)      (43,703,206)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          139,610,265(1)               N/A                 N/A        9,011,593,439        5,518,795,093
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              494,841(1)               N/A                 N/A          545,615,046          351,157,967
  COST OF SHARES REDEEMED
    - CLASS A............          (81,141,804)(1)              N/A                 N/A       (5,253,257,204)      (3,443,871,290)
                              ----------------     ----------------    ----------------     ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................           58,963,302(1)               N/A                 N/A        4,303,951,281        2,426,081,770
                              ----------------     ----------------    ----------------     ----------------     ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS B/CLASS E......                  N/A                  N/A                 N/A        2,897,154,498                  N/A
REINVESTMENT OF DIVIDENDS
  - CLASS B/CLASS E......                  N/A                  N/A                 N/A           28,165,021                  N/A
COST OF SHARES REDEEMED -
  CLASS B/CLASS E........                  N/A                  N/A                 N/A       (1,188,609,048)                 N/A
                              ----------------     ----------------    ----------------     ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........                  N/A                  N/A                 N/A        1,736,710,471                  N/A
                              ----------------     ----------------    ----------------     ----------------     ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS S/SERVICE
  CLASS..................       31,097,729,447       26,091,666,224       8,855,872,101        1,737,202,703(4)     2,191,020,851
REINVESTMENT OF DIVIDENDS
  - CLASS S/SERVICE
  CLASS..................            5,327,578           29,201,156          18,495,730           32,669,252(4)        43,441,848
COST OF SHARES REDEEMED -
  CLASS S/SERVICE
  CLASS..................      (31,037,453,956)     (25,012,746,038)     (8,526,685,614)      (2,928,327,917)(4)   (2,027,066,523)
                              ----------------     ----------------    ----------------     ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS S/SERVICE
  CLASS..................           65,603,069        1,108,121,342         347,682,217       (1,158,455,962)(4)      207,396,176
                              ----------------     ----------------    ----------------     ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     $    124,381,883     $  1,108,325,976    $    347,633,840        4,882,196,063        2,633,644,387
                              ----------------     ----------------    ----------------     ----------------     ----------------

NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......     $  3,492,915,705     $  3,368,533,822    $  2,260,207,846     $ 15,178,597,286     $ 10,296,401,223

SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............          139,611,479(1)               N/A                 N/A        9,011,738,160        5,518,795,093
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              494,841(1)               N/A                 N/A          545,615,046          351,157,967
  SHARES REDEEMED -
    CLASS A..............          (81,141,804)(1)              N/A                 N/A       (5,253,257,204)      (3,443,871,290)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           58,964,516(1)               N/A                 N/A        4,304,096,002        2,426,081,770
  SHARES SOLD -
    CLASS B/CLASS E......                  N/A                  N/A                 N/A        2,897,238,524                  N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                  N/A                 N/A           28,165,021                  N/A
  SHARES REDEEMED -
    CLASS B/CLASS E......                  N/A                  N/A                 N/A       (1,188,609,048)                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B/CLASS E........                  N/A                  N/A                 N/A        1,736,794,497                  N/A
  SHARES SOLD -
    CLASS S/SERVICE
    CLASS................       31,097,729,447       26,091,666,224       8,855,872,101        1,737,202,703(4)     2,191,020,851
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS................            5,327,578           29,201,156          18,495,730           32,669,252(4)        43,441,848
  SHARES REDEEMED -
    CLASS S/SERVICE
    CLASS................      (31,037,453,956)     (25,012,746,038)     (8,526,685,614)      (2,928,411,900)(4)   (2,027,066,523)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S/SERVICE
  CLASS..................           65,603,069        1,108,121,342         347,682,217       (1,158,539,945)(4)      207,396,176

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......     $              0     $        (56,270)   $        (56,270)    $              0     $              0
                              ----------------     ----------------    ----------------     ----------------     ----------------

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     NATIONAL TAX-FREE MONEY MARKET FUND
                           -------------------------------------------------------
                                  FOR THE TEN           FOR THE            FOR THE
                                 MONTHS ENDED        YEAR ENDED         YEAR ENDED
                           MARCH 31, 2000 (5)      MAY 31, 1999       MAY 31, 1998
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....    $1,060,762,128    $  1,021,763,286  $     690,270,611
OPERATIONS:
NET INVESTMENT INCOME....        16,020,012          34,234,759         28,902,887
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............           116,407               6,112            172,328
                             --------------    ----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............        16,136,419          34,240,871         29,075,215
                             --------------    ----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............        (2,853,582)         (1,157,118)        (1,571,100)
    ADMINISTRATIVE
      SHARES.............               N/A                 N/A                N/A
    B SHARES/E SHARES....               N/A                 N/A                N/A
    I SHARES.............       (13,166,430)(8)      (33,067,705)       (27,331,787)
    S SHARES/SERVICE
      CLASS..............               N/A                 N/A                N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    A SHARES.............                 0                (628)            (3,249)
    ADMINISTRATIVE
      SHARES.............               N/A                 N/A                N/A
    B SHARES/E SHARES....               N/A                 N/A                N/A
    I SHARES.............                 0(8)          (16,474)           (58,183)
    S SHARES/SERVICE
      CLASS..............               N/A                 N/A                N/A
  CAPITAL SHARE
    TRANSACTIONS:
    PROCEEDS FROM SHARES
      SOLD - CLASS A.....       399,047,425          51,468,576         81,294,057
    REINVESTMENT OF
      DIVIDENDS -
      CLASS A............         2,808,698           1,155,538          1,574,299
    COST OF SHARES
      REDEEMED -
      CLASS A............      (118,582,175)        (55,521,236)       (93,421,410)
                             --------------    ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................       283,273,948          (2,897,122)       (10,553,054)
                             --------------    ----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................               N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................               N/A                 N/A                N/A
  COST OF SHARES REDEEMED
    - ADMINISTRATIVE
    CLASS................               N/A                 N/A                N/A
                             --------------    ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...               N/A                 N/A                N/A
                             --------------    ----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......               N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......               N/A                 N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS B/
    CLASS E..............               N/A                 N/A                N/A
                             --------------    ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........               N/A                 N/A                N/A
                             --------------    ----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......     1,122,030,145(8)    4,895,924,473      2,529,846,649
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............         1,817,382(8)        8,171,310          4,917,786
  COST OF SHARES REDEEMED
    - CLASS I............    (2,143,548,060)(8)   (4,862,198,765)    (2,192,829,602)
                             --------------    ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................    (1,019,700,533)(8)       41,897,018       341,934,833
                             --------------    ----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS S/SERVICE
    CLASS................               N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS................               N/A                 N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS S/SERVICE
    CLASS................               N/A                 N/A                N/A
                             --------------    ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS S/SERVICE
  CLASS..................               N/A                 N/A                N/A
                             --------------    ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      (736,310,178)         38,998,842        331,492,675
                             --------------    ----------------  -----------------
NET ASSETS:
----------------------------------------------------------------------------------
    ENDING NET ASSETS....    $  324,451,950    $  1,060,762,128  $   1,021,763,286
SHARE ISSUED AND REDEEMED:
    SHARES SOLD -
      CLASS A............       397,894,582          51,468,576         81,294,057
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
      CLASS A............         2,808,698           1,155,538          1,574,299
    SHARES REDEEMED -
      CLASS A............      (117,425,136)        (55,521,236)       (93,421,410)
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - CLASS A............       283,278,144          (2,897,122)       (10,553,054)
    SHARES SOLD -
      ADMINISTRATIVE
      CLASS..............               N/A                 N/A                N/A
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
      ADMINISTRATIVE
      CLASS..............               N/A                 N/A                N/A
    SHARES REDEEMED -
      ADMINISTRATIVE
      CLASS..............               N/A                 N/A                N/A
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - ADMINISTRATIVE
    CLASS................               N/A                 N/A                N/A
    SHARES SOLD -
     CLASS B/CLASS E.....               N/A                 N/A                N/A
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
     CLASS B/CLASS E.....               N/A                 N/A                N/A
    SHARES REDEEMED -
     CLASS B/CLASS E.....               N/A                 N/A                N/A
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - CLASS B/
    CLASS E..............               N/A                 N/A                N/A
    SHARES SOLD -
      CLASS I............     1,123,182,803(8)    4,895,924,473      2,529,846,649
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
      CLASS I............         1,817,382(8)        8,171,310          4,917,786
  SHARES REDEEMED -
    CLASS I..............    (2,144,579,032)(8)   (4,862,198,765)    (2,192,829,602)
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - CLASS I............    (1,019,578,847)(8)       41,897,018       341,934,833
  SHARES SOLD -
    CLASS S/SERVICE
    CLASS................               N/A                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS................               N/A                 N/A                N/A
  SHARES REDEEMED -
    CLASS S/SERVICE
    CLASS................               N/A                 N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S/SERVICE
  CLASS..................               N/A                 N/A                N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......    $            0    $       (126,904) $        (198,272)
                             --------------    ----------------  -----------------

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                     100% TREASURY MONEY MARKET FUND               TREASURY PLUS MONEY MARKET FUND
                           ----------------------------------------------------  ------------------------------------
                              FOR THE TEN            FOR THE            FOR THE            FOR THE            FOR THE
                             MONTHS ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           MARCH 31, 2000       MAY 31, 1999       MAY 31, 1998     MARCH 31, 2000     MARCH 31, 1999
---------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $1,548,548,589  $   1,440,515,062  $   1,003,696,510  $   2,170,334,965     $2,142,695,178
OPERATIONS:
NET INVESTMENT INCOME....      66,843,765         69,668,576         58,492,565         83,531,165        102,461,486
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............        (856,341)           101,345            358,352            (61,221)            94,206
                           --------------  -----------------  -----------------  -----------------     --------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............      65,987,424         69,769,921         58,850,917         83,469,944        102,555,692
                           --------------  -----------------  -----------------  -----------------     --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............         (18,741)(1)               N/A               N/A       (36,085,306)      (21,822,781)
    ADMINISTRATIVE
      SHARES.............             N/A                N/A                N/A         (2,208,198)(7)     (6,110,905)
    B SHARES/E SHARES....             N/A                N/A                N/A        (13,974,099)(6)    (28,595,708)
    I SHARES.............             N/A                N/A                N/A        (18,902,234)(7)    (24,663,853)
    S SHARES/SERVICE
      CLASS..............     (66,825,024)       (69,668,576)       (58,492,565)       (12,361,328)(7)    (21,268,239)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    A SHARES.............               0(1)               N/A               N/A                 0            (28,818)
    ADMINISTRATIVE
      SHARES.............             N/A                N/A                N/A                N/A(7)          (6,270)
    B SHARES/E SHARES....             N/A                N/A                N/A                N/A            (34,041)
    I SHARES.............             N/A                N/A                N/A                N/A(7)         (29,922)
    S SHARES/SERVICE
      CLASS..............               0           (536,906)                 0                N/A(7)         (27,945)
  CAPITAL SHARE
    TRANSACTIONS:
    PROCEEDS FROM SHARES
      SOLD - CLASS A.....       2,321,689(1)               N/A               N/A     3,231,239,832      1,880,148,228
    REINVESTMENT OF
      DIVIDENDS -
      CLASS A............          18,157(1)               N/A               N/A         5,214,454          4,574,374
    COST OF SHARES
      REDEEMED -
      CLASS A............        (293,242)(1)               N/A               N/A    (2,630,129,980)   (1,722,403,471)
                           --------------  -----------------  -----------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................       2,046,604(1)               N/A               N/A       606,324,306        162,319,131
                           --------------  -----------------  -----------------  -----------------     --------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................             N/A                N/A                N/A         85,867,402(7)     211,237,826
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................             N/A                N/A                N/A          2,358,799(7)       6,183,801
  COST OF SHARES REDEEMED
    - ADMINISTRATIVE
    CLASS................             N/A                N/A                N/A       (188,319,974)(7)   (294,254,788)
                           --------------  -----------------  -----------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...             N/A                N/A                N/A       (100,093,773)(7)    (76,833,161)
                           --------------  -----------------  -----------------  -----------------     --------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......             N/A                N/A                N/A        841,125,549(6)   1,690,444,889
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......             N/A                N/A                N/A                  0(6)               0
  COST OF SHARES REDEEMED
    - CLASS B/
    CLASS E..............             N/A                N/A                N/A     (1,425,568,024)(6) (1,821,543,593)
                           --------------  -----------------  -----------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........             N/A                N/A                N/A       (584,442,475)(6)   (131,098,704)
                           --------------  -----------------  -----------------  -----------------     --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......             N/A                N/A                N/A     30,435,823,746(7)   5,020,036,817
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             N/A                N/A                N/A          8,073,323(7)       5,523,692
  COST OF SHARES REDEEMED
    - CLASS I............             N/A                N/A                N/A    (30,937,890,268)(7) (5,033,058,755)
                           --------------  -----------------  -----------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................             N/A                N/A                N/A       (493,993,199)(7)     (7,498,246)
                           --------------  -----------------  -----------------  -----------------     --------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS S/SERVICE
    CLASS................  18,415,108,001     19,545,459,290      4,446,530,993      1,962,443,790(7)   3,847,684,188
  REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS................       9,266,578         20,981,138         18,522,775          4,541,738(7)       5,368,260
  COST OF SHARES REDEEMED
    - CLASS S/SERVICE
    CLASS................  (18,269,816,785)   (19,457,971,340)    (4,028,593,568)    (2,414,872,692)(7) (3,772,268,891)
                           --------------  -----------------  -----------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS S/SERVICE
  CLASS..................     154,557,794        108,469,088        436,460,200       (447,887,164)(7)     80,783,557
                           --------------  -----------------  -----------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     155,748,057        108,033,527        436,818,552     (1,020,153,526)        27,639,787
                           --------------  -----------------  -----------------  -----------------     --------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
    ENDING NET ASSETS....  $1,704,296,646  $   1,548,548,589  $   1,440,515,062  $   1,150,181,439     $2,170,334,965
SHARE ISSUED AND REDEEMED:
    SHARES SOLD -
      CLASS A............       2,321,689(1)               N/A               N/A     3,231,234,356      1,880,148,228
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
      CLASS A............          18,157(1)               N/A               N/A         5,214,454          4,574,374
    SHARES REDEEMED -
      CLASS A............        (293,242)(1)               N/A               N/A    (2,630,130,030)   (1,722,403,471)
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - CLASS A............       2,046,604(1)               N/A               N/A       606,318,780        162,319,131
    SHARES SOLD -
      ADMINISTRATIVE
      CLASS..............             N/A                N/A                N/A         85,867,402(7)     211,237,826
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
      ADMINISTRATIVE
      CLASS..............             N/A                N/A                N/A          2,358,799(7)       6,183,801
    SHARES REDEEMED -
      ADMINISTRATIVE
      CLASS..............             N/A                N/A                N/A       (188,320,696)(7)   (294,254,788)
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - ADMINISTRATIVE
    CLASS................             N/A                N/A                N/A       (100,094,495)(7)    (76,833,161)
    SHARES SOLD -
     CLASS B/CLASS E.....             N/A                N/A                N/A        841,125,549(6)   1,732,685,998
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
     CLASS B/CLASS E.....             N/A                N/A                N/A                  0(6)               0
    SHARES REDEEMED -
     CLASS B/CLASS E.....             N/A                N/A                N/A     (1,425,570,489)(6) (1,837,799,382)
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - CLASS B/
    CLASS E..............             N/A                N/A                N/A       (584,444,940)(6)   (105,113,384)
    SHARES SOLD -
      CLASS I............             N/A                N/A                N/A     30,435,823,746(7)   1,810,109,209
    SHARES ISSUED IN
      REINVESTMENT OF
      DIVIDENDS -
      CLASS I............             N/A                N/A                N/A          8,073,323(7)       3,525,822
  SHARES REDEEMED -
    CLASS I..............             N/A                N/A                N/A    (30,938,020,810)(7) (1,761,788,362)
  NET INCREASE (DECREASE)
    IN SHARES OUTSTANDING
    - CLASS I............             N/A                N/A                N/A       (494,123,741)(7)     51,846,669
  SHARES SOLD -
    CLASS S/SERVICE
    CLASS................  18,415,108,001     19,545,459,290      4,446,530,993      1,962,443,790(7)   2,944,938,308
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S/SERVICE
    CLASS................       9,266,578         20,981,138         18,522,775          4,541,738(7)       1,738,759
  SHARES REDEEMED -
    CLASS S/SERVICE
    CLASS................  (18,269,816,785)   (19,457,971,340)    (4,028,593,568)    (2,414,888,553)(7) (3,062,972,733)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S/SERVICE
  CLASS..................     154,557,794        108,469,088        436,460,200       (447,903,025)(7)   (116,295,666)
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $      168,885  $               0  $               0  $               0     $            0
                           --------------  -----------------  -----------------  -----------------     --------------

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1)  This class of shares commenced operations on November 8, 1999.
(2) "Proceeds from shares sold" includes $59,954,527 for Class A, and "Shares sold" includes 59,955,742 for Class A as a result of the consolidation of the Stagecoach Government Money Market Fund.
(3) "Proceeds from shares sold" includes $993,575,038 for Class A, and "Shares sold" includes 993,575,038 for Class A as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund. "Proceeds from shares sold" includes $578,292,460 for Class A, and "Shares sold" includes 578,398,886 for Class A as a result of the consolidation of the Stagecoach Prime Money Market Fund. "Proceeds from shares sold" includes $2,137,068 for Class B, and "Shares sold" includes 2,137,109 for Class B as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund.
(4)  Class S became Class B on November 8, 1999.
(5) "Proceeds from shares sold" includes $95,768,949 for Class A, and "Shares sold" includes 95,773,144 for Class A as a result of the consolidation of the Stagecoach National Tax-Free Money Market Fund.
(6)  Class E became Class A on November 8, 1999.
(7) Administrative, Institutional and Service class shares of the Stagecoach Treasury Plus Money Market Fund merged into the Wells Fargo Treasury Plus Institutional Money Market Fund on November 8, 1999.
(8) This Class of shares merged into the National Tax Free Institutional Money Market Fund on November 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS
                           NET ASSET         NET      UNREALIZED    FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT
                               SHARE      INCOME     INVESTMENTS      INCOME
----------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
A SHARES
APRIL 1, 1999 TO MARCH
  31, 2000...............  $    1.00  $     0.02  $         0.00  $    (0.02)
APRIL 1, 1998 TO MARCH
  31, 1999...............       1.00        0.02            0.00       (0.02)
APRIL 1, 1997 TO MARCH
  31, 1998...............       1.00        0.03            0.00       (0.03)
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............       1.00        0.01            0.00       (0.01)
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3)................       1.00        0.02            0.00       (0.02)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......       1.00        0.03            0.00       (0.03)

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------
A SHARES
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........       1.00        0.02            0.00       (0.02)

MONEY MARKET FUND
----------------------------------------------------------------------------
A SHARES
APRIL 1, 1999 TO MARCH
  31, 2000...............       1.00        0.05            0.00       (0.05)
APRIL 1, 1998 TO MARCH
  31, 1999...............       1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO MARCH
  31, 1998...............       1.00        0.05            0.00       (0.05)
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............       1.00        0.02            0.00       (0.02)
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3)................       1.00        0.03            0.00       (0.03)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......       1.00        0.05            0.00       (0.05)
B SHARES
APRIL 1, 1999 TO MARCH
  31, 2000(5)............       1.00        0.04            0.00       (0.04)
APRIL 1, 1998 TO MARCH
  31, 1999...............       1.00        0.04            0.00       (0.04)
APRIL 1, 1997 TO MARCH
  31, 1998...............       1.00        0.04            0.00       (0.04)
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............       1.00        0.02            0.00       (0.02)
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3)................       1.00        0.03            0.00       (0.03)
MAY 25, 1995 TO DECEMBER
  31, 1995...............       1.00        0.03            0.00       (0.03)

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MARCH 31,
  2000(6)................       1.00        0.03            0.00       (0.03)
JUNE 1, 1998 TO MAY 31,
  1999...................       1.00        0.03            0.00       (0.03)
JUNE 1, 1997 TO MAY 31,
  1998...................       1.00        0.03            0.00       (0.03)
JUNE 1, 1996 TO MAY 31,
  1997...................       1.00        0.03            0.00       (0.03)
JUNE 1, 1995 TO MAY 31,
  1996...................       1.00        0.03            0.00       (0.03)
JUNE 1, 1994 TO MAY 31,
  1995...................       1.00        0.03            0.00       (0.03)

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------
A SHARES
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........       1.00        0.02            0.00       (0.02)

TREASURY PLUS MONEY MARKET FUND(7)
----------------------------------------------------------------------------
A SHARES
APRIL 1, 1999 TO MARCH
  31, 2000...............       1.00        0.04            0.00       (0.04)
APRIL 1, 1998 TO MARCH
  31, 1999...............       1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO MARCH
  31, 1998...............       1.00        0.05            0.00       (0.05)
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............       1.00        0.02            0.00       (0.02)
OCTOBER 1, 1995(4) TO
  SEPTEMBER 30, 1996.....       1.00        0.05            0.00       (0.05)

FINANCIAL HIGHLIGHTS                                          MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS      ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSETS  ----------------------------------------               NET ASSETS AT
                                REALIZED   VALUE PER   NET INVESTMENT        NET         GROSS      TOTAL    END OF PERIOD
                                   GAINS       SHARE           INCOME   EXPENSES   EXPENSES(1)     RETURN  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
A SHARES
APRIL 1, 1999 TO MARCH
  31, 2000...............  $        0.00  $     1.00           2.48%      0.65%         0.96%       2.51%  $     2,464,890
APRIL 1, 1998 TO MARCH
  31, 1999...............           0.00        1.00           2.46%      0.65%         1.03%       2.49%        2,246,123
APRIL 1, 1997 TO MARCH
  31, 1998...............           0.00        1.00           2.85%      0.65%         1.05%       2.91%        2,118,881
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............           0.00        1.00           2.72%      0.65%         1.03%       1.36%        1,384,310
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3)................           0.00        1.00           2.69%      0.65%         1.02%       2.04%        1,161,431
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......           0.00        1.00           3.18%      0.65%         1.01%       3.23%        1,031,004

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
A SHARES
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........           0.00        1.00           4.99%      0.75%         0.81%       1.99%           58,960

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
A SHARES
APRIL 1, 1999 TO MARCH
  31, 2000...............           0.00        1.00           4.78%      0.75%         1.01%       4.84%       13,441,754
APRIL 1, 1998 TO MARCH
  31, 1999...............           0.00        1.00           4.67%      0.75%         0.93%       4.79%        9,137,812
APRIL 1, 1997 TO MARCH
  31, 1998...............           0.00        1.00           4.95%      0.75%         0.93%       5.07%        6,711,584
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............           0.00        1.00           4.71%      0.75%         0.90%       2.36%        4,640,148
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3)................           0.00        1.00           4.66%      0.75%         0.88%       3.55%        3,799,908
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......           0.00        1.00           5.13%      0.75%         0.83%       5.34%        2,892,621
B SHARES
APRIL 1, 1999 TO MARCH
  31, 2000(5)............           0.00        1.00           4.07%      1.46%         1.64%       4.10%        1,736,843
APRIL 1, 1998 TO MARCH
  31, 1999...............           0.00        1.00           4.01%      1.42%         1.62%       4.10%        1,158,589
APRIL 1, 1997 TO MARCH
  31, 1998...............           0.00        1.00           4.28%      1.42%         1.62%       4.37%          951,172
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............           0.00        1.00           4.02%      1.43%         1.56%       2.02%          707,781
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(3)................           0.00        1.00           3.98%      1.42%         1.55%       3.03%          699,231
MAY 25, 1995 TO DECEMBER
  31, 1995...............           0.00        1.00           4.40%      1.43%         1.53%       2.73%          618,899

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MARCH 31,
  2000(6)................           0.00        1.00           2.96%      0.65%         0.87%       2.84%          324,452
JUNE 1, 1998 TO MAY 31,
  1999...................           0.00        1.00           2.72%      0.65%         0.86%       2.76%           41,174
JUNE 1, 1997 TO MAY 31,
  1998...................           0.00        1.00           3.13%      0.65%         0.83%       3.18%           44,070
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00        1.00           3.01%      0.65%         0.87%       3.08%           54,616
JUNE 1, 1995 TO MAY 31,
  1996...................           0.00        1.00           3.25%      0.65%         0.88%       3.31%           57,021
JUNE 1, 1994 TO MAY 31,
  1995...................           0.00        1.00           3.10%      0.65%         0.93%       3.13%           47,424

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
A SHARES
NOVEMBER 8, 1999(4) TO
  MARCH 31, 2000.........           0.00        1.00           4.89%      0.65%         0.82%       1.89%            2,047

TREASURY PLUS MONEY MARKET FUND(7)
--------------------------------------------------------------------------------------------------------------------------
A SHARES
APRIL 1, 1999 TO MARCH
  31, 2000...............           0.00        1.00           4.56%      0.65%         0.82%       4.20%        1,150,181
APRIL 1, 1998 TO MARCH
  31, 1999...............           0.00        1.00           4.50%      0.65%         0.79%       4.62%          543,903
APRIL 1, 1997 TO MARCH
  31, 1998...............           0.00        1.00           4.93%      0.62%         0.85%       5.06%          381,594
OCTOBER 1 , 1996 TO MARCH
  31, 1997(2)............           0.00        1.00           4.81%      0.55%         0.75%       2.42%           66,486
OCTOBER 1, 1995(4) TO
  SEPTEMBER 30, 1996.....           0.00        1.00           4.96%      0.55%         0.67%       4.95%           53,706

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).
(2)  The Fund changed its fiscal year-end from September 30 to March 31.
(3)  The Fund changed its fiscal year-end from December 31 to September 30
(4)  Commencement of operations
(5) This class of shares was redesignated from Class S to Class B on November 8, 1999
(6)  The Fund changed its fiscal year-end from May 31 to March 31
(7) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on
     September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilites. Prior to April 1, 1996, First Interstate Capital Management, Inc. (FICM) served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment
     Management, Inc., subsequently renamed Wells Capital Management, Inc.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, 100% Treasury Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through an exchange of shares as follows:

    Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
    CALIFORNIA TAX-FREE MONEY MARKET FUND                                               CALIFORNIA TAX-FREE MONEY MARKET FUND
      (A)*

    GOVERNMENT MONEY MARKET FUND (A)          U.S. GOVERNMENT FUND*                     GOVERNMENT MONEY MARKET FUND

    MONEY MARKET FUND (A,S)*                  READY CASH INVESTMENT FUND (A,B)          MONEY MARKET FUND
      PRIME MONEY MARKET FUND (A)

    NATIONAL TAX-FREE MONEY MARKET FUND (A)   MUNICIPAL MONEY MARKET FUND (A)*          NATIONAL TAX-FREE MONEY MARKET FUND

                                              TREASURY FUND (SVC)*                      100% TREASURY MONEY MARKET FUND

    TREASURY PLUS MONEY MARKET FUND (A, E)*                                             TREASURY PLUS MONEY MARKET FUND

   * ACCOUNTING SURVIVOR

   In a consolidation, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Stagecoach Government Money Market Fund and Norwest
  Advantage U.S. Government Fund. The Stagecoach Government Money Market Fund exchanged its 59,955,742 shares for 59,955,742 shares of the Wells Fargo Government Money Market Fund.
   In a consolidation, the Wells Fargo Money Market Fund acquired all of the net assets of the Stagecoach Money Market Fund, the net assets of the A share class of the Stagecoach Prime Money Market, and the net assets of the A and B share classes of the Norwest Advantage Ready Cash Investment Fund. The
  A share class of Stagecoach Prime Money Market Fund exchanged its 578,398,886 shares for 578,398,886 shares of the Wells Fargo Money Market Fund. The A and B share classes of Norwest Advantage Ready Cash Investment Fund exchanged their 995,712,147 shares for 995,712,147 shares of the Wells Fargo Money Market Fund.
   In a consolidation, the Wells Fargo National Tax-Free Money Market Fund acquired all of the assets of the A share class of the Stagecoach National Tax-Free Money Market Fund and all of the assets of the A share class of the Norwest Advantage Municipal Money Market Fund. The A share class of Stagecoach National Tax-Free Money Market Fund exchanged its 95,773,144 shares for 95,773,144 shares of the Wells Fargo National Tax-Free Money Market Fund.
   The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Money Market Fund offers Class A and Class B shares. The National Tax-Free Money Market and Treasury Plus Money Market Funds offer a single class of shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date incurred. No class has preferential dividend rights. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   Each Fund, with exception to the 100% Treasury Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                        Undistributed
                                     Undistributed Net  Net Realized
                                     Investment Income    Gain/Loss    Paid-in Capital
GOVERNMENT MONEY MARKET FUND               56,270           77,612        (133,882)

MONEY MARKET FUND                               0          364,264        (364,264)

NATIONAL TAX-FREE MONEY MARKET FUND       126,904         (122,523)         (4,381)

100% TREASURY MONEY MARKET FUND            66,880          (66,880)              0

TREASURY PLUS MONEY MARKET FUND                 0           16,535         (16,535)

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2000.
   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                        Capital Loss
Fund                                      Year Expires  Carryforwards
CALIFORNIA TAX-FREE MONEY MARKET FUND       3/31/02       $ 92,680

                                            3/31/03         31,569

                                            3/31/05        144,877

                                            3/31/06         25,929

                                            3/31/07        358,280

                                            3/31/08         10,810

100% TREASURY MONEY MARKET FUND             3/31/08       $780,757

GOVERNMENT MONEY MARKET FUND                3/31/08       $107,576

NATIONAL TAX-FREE MONEY MARKET FUND         3/31/08       $      4

TREASURY PLUS MONEY MARKET FUND             3/31/08       $ 44,684

   The 100% Treasury Money Market Fund has current post-October deferred capital losses of $385,239. Such losses will be recognized for tax purposes on the first day of the following tax year.

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    CALIFORNIA TAX-FREE MONEY MARKET FUND                            0.30

    GOVERNMENT MONEY MARKET FUND                                     0.35

    MONEY MARKET FUND                                                0.40

    NATIONAL TAX-FREE MONEY MARKET FUND                              0.25

    100% TREASURY MONEY MARKET FUND                                  0.35

    TREASURY PLUS MONEY MARKET FUND                                  0.35

   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.
   Prior to November 8, 1999, the Trust had entered into separate advisory contracts on behalf of the California Tax-Free Money Market, Money Market, and Treasury Plus Money Market Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the old contracts with the Funds, WFB was entitled to be paid monthly advisory fees at the annual rates of 0.50% of the California Tax-Free Money Market Fund's average daily net assets, 0.40% of the Money Market Fund's average daily net assets, and 0.25% of the Treasury Plus Money Market Fund's average daily net assets.
   Prior to November 8, 1999, the investment adviser to the Government Money Market, National Tax-Free Money Market, and 100% Treasury Money Market Funds was Norwest Investment Management, Inc. ("Adviser"), a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. For the Government Money Market and 100% Treasury Money Market Funds, the Adviser was entitled to be paid an advisory fee at the annual rate of 0.20% of each Fund's average daily net assets up to $300 million, declining to 0.12% of the average daily net assets of each Fund in excess of $700 million. The Adviser received an advisory fee from the National Tax-Free Money Market Fund at an annual rate of 0.35% of the average daily net assets up to $500 million, declining to 0.30% of the average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A and Service Class shares. The distribution fees paid on behalf of the Fund for the period ended March 31, 2000 is disclosed in the Statement of Operations.
   Prior to November 8, 1999, the Plan for the Class A shares of the California Tax-Free Money Market and Money Market Funds provided that the Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to each Fund's Class A shares. These Plans for the Class A shares provided only for the reimbursement of actual expenses. The Plan for the Class A shares of the Treasury Plus Money Market Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Fund's Class A shares.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
   Prior to November 8, 1999, the Administrator for the Government Money Market, National Tax-Free Money Market, and 100% Treasury Money Market Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.05% of each Fund's average daily net assets, with exception to the National Tax-Free Money Market Fund which was charged 0.10% of the Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. Prior to November 8, 1999, for the Government Money Market, National Tax-Free Money Market, and 100% Treasury Money Market Funds, Norwest served as the transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares.
   Prior to July 17, 1999, the Trust had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the California Tax-Free Money Market, Money Market, and Treasury Plus Money Market Funds, which were charged at an annual rate of 0.10% of the average daily net assets of each Fund's Class A shares.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A and Class B shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A shares of the California Tax-Free Money Market, Money Market, and Treasury Plus Money Market Funds.
   The shareholder servicing fees paid on behalf of the Funds for the period ended March 31, 2000 were as follows:

                                                                                                         Class S/
    Fund                         Class A    Administrative   Class B    Institutional Class  Class E   Service Class
    CALIFORNIA TAX-FREE MONEY
      MARKET FUND              $ 6,663,703         N/A             N/A           N/A              N/A   $        0

    GOVERNMENT MONEY MARKET
      FUND                          59,314         N/A             N/A           N/A              N/A            0

    MONEY MARKET FUND           30,686,657         N/A      $1,569,400           N/A              N/A    1,989,461

    NATIONAL TAX-FREE MONEY
      MARKET FUND                  194,779         N/A             N/A           N/A              N/A          N/A

    100% TREASURY MONEY
      MARKET FUND                      951         N/A             N/A           N/A              N/A            0

    TREASURY PLUS MONEY
      MARKET FUND                2,151,430      74,716             N/A           N/A          990,599      560,249

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. WFB provided sub-portfolio accounting services to the California Tax-Free Money Market Fund. For these services, WFB was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, the Trust entered into contracts on behalf of the California Tax-Free Money Market, Money Market, and Treasury Plus Money Market Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
   The Trust has entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 8, 1999, the Government Money Market, National Tax-Free Money Market, and 100% Treasury Money Market Funds had Norwest serve as the custodian. For its custody services, Norwest was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, 0.015% of the next $100 million of each Fund's average daily net assets, and 0.01% of each Fund's average daily net assets in excess of $200 million. Prior to November 8, 1999 the California Tax-Free Money Market, Money Market, and Treasury Plus Money Market Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. Prior to June 4, 1999 WFB performed the above services for the California Tax-Free Money Market, Money Market, and Treasury Plus Money Market Funds for the same fees.
   Certain officers of the Trust are also officers of Stephens. As of March 31, 2000, Stephens owned 113,246 shares of the California Tax-Free Money Market Fund, 27 shares of the Government Money Market Fund, 1,662,939 shares of the Money Market Fund, 107 shares of the National Tax-Free Money Market Fund,

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  10,144 shares of the 100% Treasury Money Market Fund, and 150,760 shares of the Treasury Plus Money Market Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2000, were waived by WFB or FAdS. Fee waivers are contractual and apply for one year from the November 5, 1999 closing date of the reorganization. After this time, the Advisor, with Board approval, may reduce or eliminate such waivers.

    Fund                                 Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    CALIFORNIA TAX-FREE MONEY MARKET
      FUND                                    $      0           $ 7,309,075         $ 7,309,075

    GOVERNMENT MONEY MARKET FUND                80,126               950,369           1,030,495

    MONEY MARKET FUND                                0            30,308,728          30,308,728

    NATIONAL TAX-FREE MONEY MARKET FUND        590,744               169,847             760,591

    100% TREASURY MONEY MARKET FUND            446,427               669,179           1,115,606

    TREASURY PLUS MONEY MARKET FUND                  0             3,697,134           3,697,134

INDEPENDENT AUDITORS' REPORT                                  MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TO THE CLASS A AND CLASS B SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST:

    We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Government Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, 100% Treasury Money Market Fund and Treasury Plus Money Market Fund (six of the funds comprising Wells Fargo Funds Trust), including the Portfolios of Investments as of March 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                             /s/ KPMG LLP
  San Francisco, California
  May 12, 2000

MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
   For federal and California income tax purposes, the California Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code for the period January 1, 2000 to March 31, 2000 (its first tax year after the reorganization).
   For federal income tax purposes, the National Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code for the period November 6, 1999 to March 31, 2000 (its first tax year after the reorganization).
   For California income tax purposes, the 100% Treasury Money Market Fund designates 100% of the distributions paid from net investment income as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code for the period June 1, 1999 to March 31, 2000 (its first tax year after the reorganization).
   For California income tax purposes, the Treasury Plus Money Market Fund designates 55% of the distributions paid from net investment income as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code for the period November 6, 1999 to March 31, 2000 (its first tax year after the reorganization).

LIST OF ABBREVIATIONS                                         MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
STEERS         --  STRUCTURED ENHANCED RETURN TRUST
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.






DATED MATERIAL
PLEASE EXPEDITE



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